UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached herewith.

Semi-Annual Report to Shareholders
June 30, 2020

DRIEHAUS
MUTUAL FUNDS

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Driehaus Small Cap Growth Fund

Driehaus Small/Mid Cap Growth Fund

Driehaus Mutual Funds Trustees & Officers

Theodore J. Beck
Vice Chairman of the Board

Francis J. Harmon
Trustee

Christopher J. Towle
Trustee

Dawn M. Vroegop
Trustee

Daniel F. Zemanek
Chairman of the Board

Stephen T. Webber
President

Robert M. Kurinsky
Vice President & Treasurer

Janet L. McWilliams
Chief Legal Officer & Assistant Vice President

Anne Kochevar
Chief Compliance Officer & Anti-Money Laundering Compliance Officer

Todd M. Young
Secretary

Christina E.H. Jacobs
Assistant Secretary

Malinda M. Sanborn
Assistant Treasurer

Distributor
Foreside Financial Services, LLC
Three Canal Plaza
Portland, ME 04101

Administrator, Custodian & Transfer Agent
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

Distributed by:
Foreside Financial Services, LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds' prospectus.

Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (https://www.driehaus.com/fund-resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with a Fund, by calling 1-800-560-6111.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-560-6111 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds in the Driehaus Mutual Funds if you invest directly with a Fund.

Semi-Annual Report to Shareholders
June 30, 2020

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in global companies that are currently demonstrating rapid growth in their sales and earnings and which, in its judgment, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to ensure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the international Funds’ share prices are expected to be more volatile than those of the U.S.- only Funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Driehaus Small Cap Growth Fund

Driehaus Small/Mid Cap Growth Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2020 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. The Funds’ Form NPORT-EX is available electronically on the SEC’s website at http://www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Emerging Markets Growth Fund Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/20	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Growth Fund Investor Class (DREGX)	5.13%	6.52%	5.53%	6.16%
Driehaus Emerging Markets Growth Fund Institutional Class (DIEMX)[1]	5.43%	6.74%	5.66%	6.22%
MSCI Emerging Markets Index-N2	-3.39%	1.90%	2.86%	3.27%
MSCI Emerging Markets Growth Index-N3	9.67%	6.19%	6.35%	5.76%

[1]	The returns for the periods prior to July 17, 2017 (institutional share class inception date) include the performance of the investor share class.

[2]

The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Growth Index-Net (MSCI Emerging Markets Growth Index-N) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 94.6%
FAR EAST — 74.1%
China — 44.0%
AIA Group, Ltd.	1,856,151	$17,369,128
Airtac International Group	484,203	8,553,538
Alibaba Group Holding, Ltd. — SP ADR**	557,751	120,306,891
Alibaba Health Information Technology, Ltd.**	2,741,135	8,060,806
By-Health Co., Ltd. — A	4,119,600	11,517,016
China Construction Bank Corp. — H	19,685,333	16,011,718
China Feihe, Ltd.[1]	8,862,531	17,858,936
China Mengniu Dairy Co., Ltd.	2,863,402	10,979,946
China Resources Cement Holdings, Ltd.	10,228,788	12,615,409
China Resources Gas Group, Ltd.	1,538,777	7,528,948
China Tourism Group Duty Free Corp., Ltd. — A	1,016,335	22,274,327
CIFI Holdings Group Co., Ltd.	8,402,057	6,618,816
Contemporary Amperex Technology Co., Ltd. — A	591,410	14,740,376
Country Garden Services Holdings Co., Ltd.	3,156,604	14,736,158
Foshan Haitian Flavouring & Food Co., Ltd. — A	1,034,475	18,221,310
Galaxy Entertainment Group, Ltd.	1,226,442	8,413,085
GDS Holdings, Ltd. — ADR**	119,865	9,548,446
Hefei Meiya Optoelectronic Technology, Inc. — A	1,237,623	9,210,315
Hong Kong Exchanges & Clearing, Ltd.	208,699	8,888,852
Huazhu Group, Ltd. — ADR	172,026	6,029,511
Hundsun Technologies, Inc. — A	675,309	10,336,027
JD.com, Inc. — ADR**	389,438	23,436,379
Jinxin Fertility Group, Ltd.[1]	2,550,213	3,862,912
Kweichow Moutai Co., Ltd. — A	119,561	24,828,956
Li Ning Co., Ltd.	3,130,624	10,025,637
Luxshare Precision Industry Co., Ltd. — A	3,577,421	26,155,956
Mango Excellent Media Co., Ltd. — A**	1,330,003	12,314,267
Meituan Dianping — B**	536,173	11,981,524
NetEase, Inc. — ADR	19,961	8,570,854
Ping An Healthcare and Technology Co., Ltd.[1]**	626,840	9,610,419
Shenzhen Mindray Bio- Medical Electronics Co., Ltd. — A	433,734	18,744,772
Silergy Corp.	333,729	21,862,020
TAL Education Group — ADR	144,726	9,896,364
Techtronic Industries Co., Ltd.	1,208,855	11,961,083

	Number of Shares	Value (Note A)
Tencent Holdings, Ltd.	2,161,225	$138,486,788
Vipshop Holdings, Ltd. — ADR**	439,511	8,750,664
Wuliangye Yibin Co., Ltd. — A	463,804	11,269,018
Wuxi Biologics Cayman, Inc.[1]**	1,252,773	22,995,420
Yum China Holdings, Inc.	314,881	15,136,330
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. — A	567,928	13,716,808
		763,425,730
India — 8.9%
Ashok Leyland, Ltd.	3,172,163	1,975,951
Asian Paints, Ltd.	549,653	12,288,696
Bajaj Finance, Ltd.	459,627	17,299,517
Bharti Airtel, Ltd.**	2,287,994	16,992,872
HDFC Bank, Ltd. — ADR	476,375	21,656,008
Hindustan Unilever, Ltd.	552,008	15,958,984
ICICI Bank, Ltd. — SP ADR	2,259,643	20,992,083
Nestle India, Ltd.	102,772	23,334,907
Reliance Industries, Ltd.	827,886	18,831,443
Titan Co., Ltd.	457,192	5,756,590
		155,087,051
South Korea — 8.9%
Kakao Corp.	58,963	13,231,451
KB Financial Group, Inc.	582,556	16,491,924
LG Chem, Ltd.	27,166	11,210,840
Macquarie Korea Infrastructure Fund	1,374,235	13,066,654
NCSoft Corp.	25,484	18,958,242
Samsung Electronics Co., Ltd.	1,136,575	50,313,484
SK Hynix, Inc.	435,185	31,071,562
		154,344,157
Taiwan — 8.3%
Accton Technology Corp.	1,007,165	7,821,243
Century Iron & Steel Industrial Co., Ltd.	2,130,628	6,083,768
Chunghwa Telecom Co., Ltd.	2,133,910	8,474,725
ITEQ Corp.	2,078,321	10,439,275
MediaTek, Inc.	850,491	16,814,742
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,660,556	94,269,764
		143,903,517
Indonesia — 1.3%
PT Bank Central Asia Tbk	11,480,708	22,970,614
Japan — 0.8%
Keyence Corp.	31,800	13,326,157
Malaysia — 0.7%
Dialog Group BHD	13,680,493	11,594,063
Singapore — 0.7%
Sea, Ltd. — ADR**	106,668	11,439,076
Thailand — 0.5%
CP ALL PCL — NVDR**	3,882,708	8,557,318
Total FAR EAST		1,284,647,683

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
EUROPE — 7.5%
Russia — 3.4%
Lukoil PJSC — SP ADR	301,041	$22,377,631
Sberbank of Russia PJSC — SP ADR	1,606,639	18,219,286
Yandex NV — A**	357,578	17,886,052
		58,482,969
Poland — 1.3%
CD Projekt SA**	170,838	17,215,944
Dino Polska SA1**	108,427	5,523,074
		22,739,018
Netherlands — 1.0%
ASML Holding NV	47,983	17,552,729
Hungary — 0.7%
OTP Bank PLC**	349,955	12,302,778
Sweden — 0.7%
Spotify Technology SA**	44,790	11,564,330
Switzerland — 0.4%
Roche Holding AG	22,419	7,767,052
Total EUROPE		130,408,876

SOUTH AMERICA — 6.6%
Brazil — 5.6%
Arco Platform, Ltd. — A**	93,552	4,067,641
B2W Cia Digital**	579,660	11,554,614
B3 SA - Brasil Bolsa Balcao	3,619,973	37,071,090
Cogna Educacao	8,075,020	9,933,963
Lojas Renner SA	1,473,937	11,424,292
Raia Drogasil SA	861,474	17,688,565
XP, Inc. — A**	112,207	4,713,816
		96,453,981
Argentina — 0.5%
MercadoLibre, Inc.**	9,149	9,018,810
Chile — 0.5%
Sociedad Quimica y Minera de Chile SA — SP ADR	340,611	8,879,729
Total SOUTH AMERICA		114,352,520

NORTH AMERICA — 5.3%
United States — 3.8%
Analog Devices, Inc.	139,376	17,093,073
Facebook, Inc. — A**	70,620	16,035,683
Legend Biotech Corp. — ADR**	144,106	6,133,151
NVIDIA Corp.	47,814	18,165,017
The Estee Lauder Cos., Inc. — A	43,998	8,301,543
		65,728,467
Mexico — 1.1%
Grupo Aeroportuario del Sureste SAB de CV — ADR	50,042	5,619,216
Wal-Mart de Mexico SAB de CV	5,461,946	13,062,854
		18,682,070
Canada — 0.4%
Wheaton Precious Metals Corp.	177,173	7,804,471
Total NORTH AMERICA		92,215,008

	Number of Shares	Value (Note A)
AFRICA — 1.1%
Egypt — 0.7%
Commercial International Bank Egypt SAE	3,032,821	$12,135,387
South Africa — 0.4%
Clicks Group, Ltd.	592,618	7,194,769
Total AFRICA		19,330,156
Total EQUITY SECURITIES
(Cost $1,191,567,412)		1,640,954,243

TOTAL INVESTMENTS
(COST $1,191,567,412)	94.6%	$1,640,954,243
Other Assets In Excess Of Liabilities	5.4%	94,078,711
Net Assets	100.0%	$1,735,032,954

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2020, these securities amounted to $59,850,761 or 3.4% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund Schedule of Investments June 30, 2020 (unaudited)

Regional Weightings*
Asia/Far East Ex-Japan	73.3%
South America	6.6%
Eastern Europe	5.4%
North America	5.3%
Western Europe	2.1%
Africa	1.1%
Japan	0.8%

Top Ten Holdings*
Tencent Holdings, Ltd.	8.0%
Alibaba Group Holding, Ltd. — SP ADR	6.9%
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	5.4%
Samsung Electronics Co., Ltd.	2.9%
B3 SA - Brasil Bolsa Balcao	2.1%
SK Hynix, Inc.	1.8%
Luxshare Precision Industry Co., Ltd. — A	1.5%
Kweichow Moutai Co., Ltd. — A	1.4%
JD.com, Inc. — ADR	1.4%
Nestle India, Ltd.	1.3%

*	All percentages are stated as a percent of net assets at June 30, 2020.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund Schedule of Investments June 30, 2020 (unaudited)

Industry	Percent of Net Assets
Beverages	2.1%
Biotechnology	0.4%
Capital Markets	3.7%
Chemicals	1.9%
Commercial Banks	8.1%
Commercial Services & Supplies	0.8%
Communications Equipment	0.5%
Computers & Peripherals	2.9%
Construction Materials	0.7%
Consumer Finance	1.0%
Diversified Consumer Services	1.4%
Diversified Telecommunication Services	0.5%
Electrical Equipment	0.8%
Electronic Equipment, Instruments & Components	2.9%
Energy Equipment & Services	0.7%
Entertainment	4.6%
Food & Staples Retailing	3.0%
Food Products	4.1%
Gas Utilities	0.4%
Health Care Equipment & Supplies	1.1%
Health Care Providers & Services	0.2%
Health Care Technology	1.0%

Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	1.7%
Household Products	0.9%
Information Technology Services	0.5%
Insurance	1.0%
Interactive Media & Services	10.7%
Internet & Catalog Retail	10.7%
Life Sciences Tools & Services	1.3%
Machinery	1.8%
Metals & Mining	0.8%
Multiline Retail	0.7%
Oil, Gas & Consumable Fuels	2.4%
Personal Products	1.1%
Pharmaceuticals	1.2%
Real Estate Management & Development	0.4%
Semiconductors & Semiconductor Equipment	12.5%
Software	0.6%
Specialty Retail	1.3%
Textiles, Apparel & Luxury Goods	0.9%
Transportation Infrastructure	0.3%
Wireless Telecommunication Services	1.0%
Other Assets in Excess of Liabilities	5.4%
TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/20	1 Year	3 Years	5 Years	Since Inception (8/22/11 - 6/30/20)	10 Years
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)[1]	14.28%	6.56%	0.92%	5.51%	5.79%
MSCI Emerging Markets Small Cap Index-N2	-8.82%	-2.95%	-1.38%	0.94%	1.78%
MSCI Emerging Markets Small Cap Growth Index-N3	-2.81%	-1.76%	-2.26%	0.81%	1.39%

[1]

The Driehaus Emerging Markets Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on December 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to August 21, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Small Cap Index-Net (MSCI Emerging Markets Small Cap Index-N) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Small Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 94.2%
FAR EAST — 75.4%
China — 34.7%
Airtac International Group	40,000	$706,608
Amoy Diagnostics Co., Ltd. — A	61,150	666,146
Ausnutria Dairy Corp., Ltd.	339,000	762,474
C&S Paper Co., Ltd. — A	199,175	629,377
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. — A	33,900	611,518
China Meidong Auto Holdings, Ltd.	190,000	468,639
China Resources Cement Holdings, Ltd.	348,794	430,176
China Tian Lun Gas Holdings, Ltd.	385,500	296,429
Ever Sunshine Lifestyle Services Group, Ltd.	354,000	552,220
GDS Holdings, Ltd. — ADR**	7,289	580,642
Hangzhou Tigermed Consulting Co., Ltd. — A	36,232	521,556
Hefei Meiya Optoelectronic Technology, Inc. — A	106,974	796,094
Innovent Biologics, Inc.[1]**	90,500	673,564
Jiajiayue Group Co., Ltd. — A	78,470	547,202
Jiangsu Hengli Hydraulic Co., Ltd. — A	67,920	774,097
Kingdee International Software Group Co., Ltd.	333,000	779,181
Laobaixing Pharmacy Chain JSC — A	59,299	839,428
Li Ning Co., Ltd.	224,471	718,855
Pharmaron Beijing Co., Ltd. — H1	33,700	349,011
Ping An Healthcare and Technology Co., Ltd.[1]**	77,220	1,183,901
Proya Cosmetics Co., Ltd. — A	32,100	820,214
Shanghai Putailai New Energy Technology Co., Ltd. — A	20,400	298,136
Shenzhen SC New Energy Technology Corp. — A	84,744	1,064,941
Silergy Corp.	13,000	851,608
SITC International Holdings Co., Ltd.	248,000	265,544
Times China Holdings, Ltd.	323,000	602,290
Times Neighborhood Holdings, Ltd.	489,000	668,597
West China Cement, Ltd.	3,408,000	624,692
Yantai Jereh Oilfield Services Group Co., Ltd. — A	98,500	435,418
Yihai International Holding, Ltd.	76,157	784,802
Zhejiang Dingli Machinery Co., Ltd. — A	75,457	813,116

	Number of Shares	Value (Note A)
Zoomlion Heavy Industry Science and Technology Co., Ltd. — H**	541,600	$419,332
		20,535,808
India — 12.4%
Aarti Industries, Ltd.	23,590	291,446
Aarti Surfactants, Ltd.[2,3]**	2,704	0
Amber Enterprises India, Ltd.	38,249	728,821
Ashok Leyland, Ltd.	874,304	544,607
AU Small Finance Bank, Ltd.[1]	44,779	320,783
Cholamandalam Investment and Finance Co., Ltd.	107,503	269,640
Colgate-Palmolive India, Ltd.	15,747	293,745
Dixon Technologies India, Ltd.	9,769	744,802
Gujarat Gas, Ltd.	144,289	609,970
IndiaMart InterMesh, Ltd.[1]	9,098	280,232
Indraprastha Gas, Ltd.**	99,009	582,223
Info Edge India, Ltd.	16,024	585,167
Ipca Laboratories, Ltd.	26,861	596,208
Jubilant Foodworks, Ltd.	17,343	396,903
Navin Fluorine International, Ltd.	13,708	295,245
PI Industries, Ltd.	38,393	763,744
		7,303,536
Taiwan — 11.9%
Accton Technology Corp.	92,000	714,435
Advanced Ceramic X Corp.	32,000	449,289
ASPEED Technology, Inc.	12,000	508,143
Century Iron & Steel Industrial Co., Ltd.	187,000	533,957
Huaku Development Co., Ltd.	190,000	543,922
ITEQ Corp.	146,000	733,349
Parade Technologies, Ltd.	23,455	786,165
Sinbon Electronics Co., Ltd.	112,000	569,688
Sporton International, Inc.	91,000	745,207
Voltronic Power Technology Corp.	26,000	749,194
Wiwynn Corp.	25,509	697,364
		7,030,713
South Korea — 7.8%
Douzone Bizon Co., Ltd.	3,353	286,482
Eugene Technology Co., Ltd.	25,244	579,627
Koh Young Technology, Inc.	10,132	846,814
LEENO Industrial, Inc.	11,246	1,064,702
NICE Information Service Co., Ltd.	63,679	973,021
Tesna, Inc.	5,662	287,589
Tokai Carbon Korea Co., Ltd.	7,697	560,494
		4,598,729
Indonesia — 3.3%
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	2,625,500	588,238
PT Bumi Serpong Damai Tbk**	12,959,000	677,541
PT Waskita Karya Persero Tbk	13,869,900	695,439
		1,961,218

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
Vietnam — 3.0%
FPT Corp.	478,754	$1,128,613
Military Commercial Joint Stock Bank**	805,374	621,555
		1,750,168
Philippines — 0.9%
Megaworld Corp.	4,199,000	258,284
Security Bank Corp.	136,760	284,549
		542,833
Thailand — 0.5%
TQM Corp PCL — NVDR	73,900	321,163
Malaysia — 0.5%
Dialog Group BHD	314,806	266,794
Cambodia — 0.4%
NagaCorp, Ltd.	222,403	259,444
Total FAR EAST		44,570,406

EUROPE — 8.2%
Russia — 2.6%
Detsky Mir PJSC[1]	497,754	705,290
Globaltrans Investment PLC — SP GDR	51,192	276,282
RusHydro PJSC	54,102,812	558,936
		1,540,508
Poland — 2.5%
CD Projekt SA**	4,279	431,210
Dino Polska SA1**	20,664	1,052,587
		1,483,797
Turkey — 2.0%
Enerjisa Enerji AS1	445,417	558,924
Sok Marketler Ticaret AS**	306,364	600,701
		1,159,625
Jersey — 1.1%
Centamin PLC	282,353	644,518
Total EUROPE		4,828,448

SOUTH AMERICA — 4.6%
Brazil — 3.6%
Arco Platform, Ltd. — A**	8,390	364,797
Bradespar SA — Pref.	42,400	284,273
Grupo SBF SA**	63,500	383,819
Lojas Renner SA	56,826	440,451
Metalurgica Gerdau SA — Pref.	304,500	412,115
Randon SA Implementos e Participacoes — Pref.	150,300	264,499
		2,149,954
Argentina — 1.0%
Globant SA**	3,924	588,011
Total SOUTH AMERICA		2,737,965

	Number of Shares	Value (Note A)
NORTH AMERICA — 4.0%
Canada — 2.6%
B2Gold Corp.	121,106	$688,670
Centerra Gold, Inc.	78,797	879,327
		1,567,997
Mexico — 1.4%
Qualitas Controladora SAB de CV	209,300	823,195
Total NORTH AMERICA		2,391,192

AFRICA — 1.3%
South Africa — 1.3%
Clicks Group, Ltd.	16,259	197,395
Sibanye Stillwater, Ltd.**	262,936	570,906
Total AFRICA		768,301

MIDDLE EAST — 0.7%
United Arab Emirates — 0.7%
Network International Holdings PLC[1]**	71,485	391,330
Total MIDDLE EAST		391,330
Total EQUITY SECURITIES
(Cost $44,047,053)		55,687,642

TOTAL INVESTMENTS
(COST $44,047,053)	94.2%	$55,687,642
Other Assets In Excess Of Liabilities	5.8%	3,412,576
Net Assets	100.0%	$59,100,218

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2020, these securities amounted to $5,515,622 or 9.3% of net assets. These 144A securities have not been deemed illiquid, unless otherwise noted.

[2]

Pursuant to procedures adopted by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC, the Fund’s investment adviser.

[3]	Investments categorized as Level 3 pricing (See Note A in the Notes to Financial Statements).
**	Non-income producing security

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

SP GDR — Sponsored Global Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

Regional Weightings*
Asia/Far East Ex-Japan	75.4%
Eastern Europe	7.1%
South America	4.6%
North America	4.0%
Africa	1.3%
Western Europe	1.1%
Middle East	0.7%

Top Ten Holdings*
Ping An Healthcare and Technology Co., Ltd.	2.0%
FPT Corp.	1.9%
Shenzhen SC New Energy Technology Corp. — A	1.8%
LEENO Industrial, Inc.	1.8%
Dino Polska SA	1.8%
NICE Information Service Co., Ltd.	1.6%
Centerra Gold, Inc.	1.5%
Silergy Corp.	1.4%
Koh Young Technology, Inc.	1.4%
Laobaixing Pharmacy Chain JSC — A	1.4%

*	All percentages are stated as a percent of net assets at June 30, 2020.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

Industry	Percent of Net Assets
Auto Components	1.0%
Biotechnology	2.3%
Chemicals	2.8%
Commercial Banks	3.1%
Commercial Services & Supplies	2.1%
Communications Equipment	2.0%
Computers & Peripherals	1.2%
Construction & Engineering	1.2%
Construction Materials	1.8%
Consumer Finance	0.4%
Diversified Consumer Services	0.6%
Electric Utilities	1.9%
Electrical Equipment	1.3%
Electronic Equipment, Instruments & Components	4.1%
Energy Equipment & Services	1.2%
Entertainment	0.7%
Food & Staples Retailing	5.5%
Food Products	2.6%
Gas Utilities	2.5%
Health Care Technology	2.0%
Hotels, Restaurants & Leisure	1.1%

Industry	Percent of Net Assets
Household Durables	2.5%
Household Products	1.1%
Information Technology Services	1.6%
Insurance	1.9%
Interactive Media & Services	1.0%
Life Sciences Tools & Services	1.5%
Machinery	7.3%
Marine	0.4%
Metals & Mining	6.8%
Multiline Retail	0.7%
Personal Products	1.9%
Pharmaceuticals	1.0%
Professional Services	2.9%
Real Estate Management & Development	3.5%
Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	11.1%
Software	2.8%
Specialty Retail	2.6%
Textiles, Apparel & Luxury Goods	1.2%
Trading Companies & Distributors	0.5%
Other Assets in Excess of Liabilities	5.8%
TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/20	1 Year	3 Years	5 Years	10 Years
Driehaus International Small Cap Growth Fund (DRIOX)[1]	6.30%	6.04%	6.35%	9.52%
MSCI AC World ex USA Small Cap Growth Index-N2	3.30%	3.21%	4.36%	7.19%

[1]	The returns for the periods prior to January 1, 2010, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index-Net (MSCI AC World ex USA Small Cap Growth Index-N) is a market capitalization-weighted index designed to measure equity market performance in global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus International Small Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 97.9%
EUROPE — 62.7%
United Kingdom — 17.4%
ASOS PLC**	63,000	$2,677,644
Balfour Beatty PLC	725,946	2,337,140
Bellway PLC	89,185	2,808,983
Codemasters Group Holdings PLC**	140,200	592,798
ConvaTec Group PLC[1]	1,504,302	3,633,021
Cranswick PLC	56,691	2,539,413
Electrocomponents PLC	373,945	3,112,845
Endava PLC — SP ADR**	44,528	2,150,702
Fevertree Drinks PLC	132,400	3,356,259
Halfords Group PLC	496,000	934,179
Intermediate Capital Group PLC	50,773	810,021
JD Sports Fashion PLC	327,490	2,520,571
QinetiQ Group PLC	622,451	2,292,757
Serco Group PLC**	2,004,778	3,795,319
Spirax-Sarco Engineering PLC	18,390	2,263,984
Stock Spirits Group PLC	545,151	1,577,874
The Weir Group PLC	223,512	2,937,221
Vesuvius PLC	377,140	1,809,540
		42,150,271
Germany — 12.6%
Duerr AG	82,563	2,155,141
DWS Group GmbH & Co. KGaA[1]	88,701	3,231,984
HelloFresh SE**	80,423	4,302,200
Hornbach Holding AG & Co. KGaA	46,879	3,886,685
Jungheinrich AG — Pref.**	123,100	2,894,302
Puma SE**	38,271	2,967,326
Rheinmetall AG	10,742	933,446
Scout24 AG1	38,564	2,983,596
TAG Immobilien AG	102,047	2,437,279
TeamViewer AG1**	88,402	4,816,905
		30,608,864
Switzerland — 5.7%
Belimo Holding AG	250	1,850,181
Comet Holding AG	9,887	1,421,261
Galenica AG1	42,268	3,030,416
Softwareone Holding AG	170,841	4,256,144
Tecan Group AG	9,105	3,226,900
		13,784,902
Netherlands — 5.3%
Alfen Beheer BV1**	68,522	2,765,365
Argenx SE**	11,565	2,603,170
BE Semiconductor Industries NV	44,095	1,955,151
OCI NV**	99,469	1,044,861
PostNL NV	1,276,800	2,753,525
Shop Apotheke Europe NV1**	15,069	1,801,345
		12,923,417

	Number of Shares	Value (Note A)
France — 4.8%
Coface SA**	313,405	$2,067,991
Edenred	24,400	1,070,134
Teleperformance	7,841	1,996,952
Trigano SA	20,923	2,201,724
Ubisoft Entertainment SA**	22,873	1,894,115
Virbac SA**	10,723	2,350,424
		11,581,340
Denmark — 3.5%
Ascendis Pharma AS — ADR**	9,628	1,423,981
GN Store Nord AS	27,570	1,475,833
Netcompany Group AS1**	37,651	2,474,547
Royal Unibrew AS**	38,541	3,212,852
		8,587,213
Sweden — 3.1%
BHG Group AB**	93,297	826,825
NetEnt AB	464,741	3,578,722
Tele2 AB — B	230,951	3,074,385
		7,479,932
Luxembourg — 2.2%
B&M European Value Retail SA	606,756	2,986,689
Befesa SA1	60,486	2,358,725
		5,345,414
Finland — 1.7%
Huhtamaki OYJ**	47,394	1,874,940
Tokmanni Group Corp.	158,241	2,347,575
		4,222,515
Italy — 1.6%
DiaSorin SpA	4,555	874,764
FinecoBank Banca Fineco SpA**	98,300	1,330,393
Leonardo SpA	269,512	1,796,652
		4,001,809
Ireland — 1.3%
James Hardie Industries PLC	161,500	3,111,871
Spain — 1.0%
Masmovil Ibercom SA**	93,923	2,406,622
Turkey — 0.8%
Migros Ticaret AS**	327,522	1,843,258
Austria — 0.7%
BAWAG Group AG1**	49,300	1,705,874
Russia — 0.7%
Globaltrans Investment PLC — SP GDR	120,195	648,690
X5 Retail Group NV — GDR	27,139	962,555
		1,611,245
Belgium — 0.3%
Melexis NV	10,600	806,320
Norway — 0.0%
Pexip Holding ASA**	9,000	78,543
Total EUROPE		152,249,410

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
FAR EAST — 25.2%
Japan — 16.9%
ASKUL Corp.	64,025	$2,056,479
BASE, Inc.**	42,000	1,769,883
CKD Corp.	171,849	3,058,280
Fujitec Co., Ltd.	122,450	2,253,144
Harmonic Drive Systems, Inc.	45,077	2,486,584
Kobe Bussan Co., Ltd.	29,086	1,651,665
Lasertec Corp.	33,506	3,167,342
Minebea Mitsumi, Inc.	109,454	1,995,087
MonotaRO Co., Ltd.	63,420	2,548,116
Nabtesco Corp.	83,227	2,575,642
Nichias Corp.	79,930	1,670,470
Nihon Unisys, Ltd.	61,118	1,921,625
SCSK Corp.	32,405	1,585,407
Square Enix Holdings Co., Ltd.	45,677	2,314,186
Sugi Holdings Co., Ltd.	46,378	3,145,086
TechnoPro Holdings, Inc.	34,687	2,002,466
THK Co., Ltd.	81,823	2,037,196
Tokyo Tatemono Co., Ltd.	244,855	2,818,265
		41,056,923
Australia — 4.0%
Elmo Software., Ltd.**	225,008	1,117,774
Megaport, Ltd.**	379,153	3,188,912
NEXTDC, Ltd.**	788,217	5,421,522
		9,728,208
Taiwan — 1.7%
Giant Manufacturing Co., Ltd.	326,589	2,935,564
Hiwin Technologies Corp.	121,838	1,221,571
		4,157,135
China — 1.1%
Li Ning Co., Ltd.	845,898	2,708,938
New Zealand — 0.8%
Pushpay Holdings., Ltd.**	318,305	1,817,677
South Korea — 0.7%
Douzone Bizon Co., Ltd.	20,668	1,765,885
Total FAR EAST		61,234,766

NORTH AMERICA — 5.6%
Canada — 5.3%
Boardwalk REIT	49,224	1,077,228
Docebo, Inc.**	54,065	1,432,866
Empire Co., Ltd. — A	47,493	1,137,299
Kinaxis, Inc.**	12,296	1,757,632
Methanex Corp.	55,800	1,006,998
Morneau Shepell, Inc.	100,427	2,344,234
Parkland Corp.	114,463	2,842,183
Xebec Adsorption, Inc.**	418,665	1,264,383
		12,862,823
Mexico — 0.3%
Grupo Cementos de
Chihuahua SAB de CV	196,386	831,273
Total NORTH AMERICA		13,694,096

	Number of Shares	Value (Note A)
MIDDLE EAST — 3.4%
Israel — 2.1%
Kornit Digital, Ltd.**	41,737	$2,227,921
Nice, Ltd. — SP ADR**	15,352	2,905,212
		5,133,133
United Arab Emirates — 1.3%
Network International Holdings PLC[1]**	555,410	3,040,479
Total MIDDLE EAST		8,173,612

SOUTH AMERICA — 0.6%
Brazil — 0.6%
Rumo SA**	337,872	1,400,422
Total SOUTH AMERICA		1,400,422

AFRICA — 0.4%
South Africa — 0.4%
Clicks Group, Ltd.	69,200	840,133
Total AFRICA		840,133
Total EQUITY SECURITIES
(Cost $198,343,146)		237,592,439

TOTAL INVESTMENTS
(COST $198,343,146)	97.9%	$237,592,439
Other Assets In Excess Of Liabilities	2.1%	5,146,724
Net Assets	100.0%	$242,739,163

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2020, these securities amounted to $31,842,257 or 13.1% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

GDR — Global Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

Regional Weightings*
Western Europe	61.2%
Japan	16.9%
Asia/Far East Ex-Japan	8.3%
North America	5.6%
Middle East	3.4%
Eastern Europe	1.5%
South America	0.6%
Africa	0.4%

Top Ten Holdings*
NEXTDC, Ltd.	2.2%
TeamViewer AG	2.0%
HelloFresh SE	1.8%
Softwareone Holding AG	1.8%
Hornbach Holding AG & Co. KGaA	1.6%
Serco Group PLC	1.6%
ConvaTec Group PLC	1.5%
NetEnt AB	1.5%
Fevertree Drinks PLC	1.4%
DWS Group GmbH & Co. KGaA	1.3%

*	All percentages are stated as a percent of net assets at June 30, 2020.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.7%
Air Freight & Logistics	1.1%
Automobiles	0.9%
Beverages	3.4%
Biotechnology	1.7%
Building Products	1.5%
Capital Markets	1.7%
Chemicals	0.8%
Commercial Banks	1.3%
Commercial Services & Supplies	2.5%
Construction & Engineering	1.0%
Construction Materials	1.6%
Containers & Packaging	0.8%
Diversified Telecommunication Services	1.0%
Electrical Equipment	1.1%
Electronic Equipment, Instruments & Components	2.3%
Entertainment	2.0%
Food & Staples Retailing	3.9%
Food Products	1.0%
Health Care Equipment & Supplies	2.5%
Health Care Providers & Services	1.2%
Hotels, Restaurants & Leisure	1.5%
Household Durables	1.2%

Industry	Percent of Net Assets
Industrial Conglomerates	0.4%
Information Technology Services	9.1%
Insurance	0.9%
Interactive Media & Services	1.2%
Internet & Catalog Retail	4.8%
Leisure Equipment & Products	1.2%
Life Sciences Tools & Services	1.3%
Machinery	12.8%
Multiline Retail	2.2%
Oil, Gas & Consumable Fuels	1.2%
Pharmaceuticals	1.0%
Professional Services	2.6%
Real Estate Investment Trust	0.5%
Real Estate Management & Development	2.2%
Road & Rail	0.8%
Semiconductors & Semiconductor Equipment	2.4%
Software	6.7%
Specialty Retail	3.0%
Textiles, Apparel & Luxury Goods	2.3%
Trading Companies & Distributors	2.3%
Wireless Telecommunication Services	1.3%
Other Assets in Excess of Liabilities	2.1%
TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Limited Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/20	1 Year	3 Years	5 Years	Since Inception (11/18/13 - 6/30/20)	10 Years
Driehaus Micro Cap Growth Fund (DMCRX)[1]	22.77%	23.04%	15.02%	17.34%	18.52%
Russell Microcap® Growth Index[2]	7.89%	5.20%	3.10%	5.70%	11.12%

[1]

The Driehaus Micro Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Micro Cap Fund, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. on November 18, 2013. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for periods prior to November 18, 2016, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the micro cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate microcap growth manager’s opportunity set.

Driehaus Micro Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 100.2%
HEALTH CARE — 35.9%
Biotechnology — 19.7%
Aeglea BioTherapeutics, Inc.**	41,015	$379,389
Apellis Pharmaceuticals, Inc.**	48,097	1,570,848
Applied Therapeutics, Inc.**	65,713	2,375,525
Argenx SE — ADR**	14,025	3,158,851
BELLUS Health, Inc.**	41,441	426,428
Bioxcel Therapeutics, Inc.**	26,692	1,414,943
Black Diamond Therapeutics, Inc.**	46,976	1,980,508
Castle Biosciences, Inc.**	61,477	2,317,068
Crinetics Pharmaceuticals, Inc.**	75,145	1,316,540
Cytokinetics, Inc.**	243,915	5,749,077
Dicerna Pharmaceuticals, Inc.**	129,134	3,280,004
Gamida Cell, Ltd.**	118,491	541,504
Global Blood Therapeutics, Inc.**	27,912	1,762,085
Immunovant, Inc.**	78,389	1,908,772
Kodiak Sciences, Inc.**	23,220	1,256,666
Merus NV**	94,547	1,521,261
Mirati Therapeutics, Inc.**	11,665	1,331,793
Momenta Pharmaceuticals, Inc.**	34,111	1,134,873
Natera, Inc.**	76,812	3,829,846
Principia Biopharma, Inc.**	22,645	1,353,945
SpringWorks Therapeutics, Inc.**	81,265	3,413,130
Turning Point Therapeutics, Inc.**	25,581	1,652,277
Twist Bioscience Corp.**	72,487	3,283,661
Xenon Pharmaceuticals, Inc.**	57,024	715,081
Y-mAbs Therapeutics, Inc.**	48,692	2,103,494
		49,777,569
Health Care Equipment & Supplies — 7.0%
Alphatec Holdings, Inc.**	249,460	1,172,462
Axonics Modulation Technologies, Inc.**	39,715	1,394,394
Inari Medical, Inc.**	17,338	839,853
OrthoPediatrics Corp.**	80,234	3,511,040
SeaSpine Holdings Corp.**	120,683	1,263,551
SI-BONE, Inc.**	93,575	1,491,586
Tandem Diabetes Care, Inc.**	37,285	3,688,232
Vapotherm, Inc.**	107,808	4,419,050
		17,780,168
Pharmaceuticals — 4.9%
Axsome Therapeutics, Inc.**	33,992	2,796,862
MyoKardia, Inc.**	42,998	4,154,467
Odonate Therapeutics, Inc.**	65,673	2,780,595
Revance Therapeutics, Inc.**	91,819	2,242,220
scPharmaceuticals, Inc.**	64,096	471,747
		12,445,891

	Number of Shares	Value (Note A)
Health Care Technology — 2.7%
Inspire Medical Systems, Inc.**	40,449	$3,519,872
Phreesia, Inc.**	51,618	1,459,757
Schrodinger, Inc.**	20,949	1,918,300
		6,897,929
Health Care Providers & Services — 0.8%
PetIQ, Inc.**	60,098	2,093,814
Life Sciences Tools & Services — 0.8%
NeoGenomics, Inc.**	63,631	1,971,288
Total HEALTH CARE		90,966,659

CONSUMER DISCRETIONARY — 20.3%
Specialty Retail — 5.5%
Camping World Holdings, Inc. — A	82,912	2,251,890
GrowGeneration Corp.**	267,489	1,829,625
MarineMax, Inc.**	43,812	980,951
National Vision Holdings, Inc.**	44,883	1,369,829
OneWater Marine, Inc.**	62,816	1,525,172
Sonic Automotive, Inc. — A	114,513	3,654,110
Sportsman’s Warehouse Holdings, Inc.**	161,509	2,301,503
		13,913,080
Household Durables — 4.1%
Century Communities, Inc.**	23,984	735,349
Installed Building Products, Inc.**	23,270	1,600,511
LGI Homes, Inc.**	20,244	1,782,079
Purple Innovation, Inc.**	146,532	2,637,576
Skyline Champion Corp.**	50,070	1,218,704
The Lovesac Co.**	87,911	2,305,906
		10,280,125
Leisure Equipment & Products — 2.4%
Malibu Boats, Inc. — A**	37,384	1,942,099
Nautilus, Inc.**	250,581	2,322,886
Vista Outdoor, Inc.**	133,349	1,926,893
		6,191,878
Internet & Catalog Retail — 2.4%
Fiverr International, Ltd.**	20,393	1,505,411
The Rubicon Project, Inc.**	362,694	2,419,169
US Auto Parts Network, Inc.**	148,624	1,287,084
Waitr Holdings, Inc.**	306,464	806,000
		6,017,664
Hotels, Restaurants & Leisure — 1.8%
El Pollo Loco Holdings, Inc.**	56,667	836,405
GAN, Ltd.**	99,357	2,528,636
Twin River Worldwide Holdings, Inc.	50,636	1,128,676
		4,493,717
Auto Components — 1.3%
Fox Factory Holding Corp.**	40,568	3,351,322
Automobiles — 0.8%
Winnebago Industries, Inc.	31,026	2,066,952

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.**	55,695	$2,050,690
Multiline Retail — 0.6%
Big Lots, Inc.	37,593	1,578,906
Diversified Consumer Services — 0.6%
Aspen Group, Inc.**	89,250	807,713
Universal Technical Institute, Inc.**	110,923	770,915
		1,578,628
Total CONSUMER DISCRETIONARY		51,522,962

INFORMATION TECHNOLOGY — 18.0%
Information Technology Services — 7.3%
Endava PLC — SP ADR**	79,637	3,846,467
Fastly, Inc. — A**	40,858	3,478,242
Grid Dynamics Holdings, Inc.**	147,585	1,018,337
I3 Verticals, Inc. — A**	84,787	2,564,807
Limelight Networks, Inc.**	551,864	4,061,719
Perficient, Inc.**	39,199	1,402,540
Repay Holdings Corp.**	89,049	2,193,277
		18,565,389
Semiconductors & Semiconductor Equipment — 5.3%
FormFactor, Inc.**	48,057	1,409,512
Inphi Corp.**	24,569	2,886,857
Silicon Motion Technology Corp. — ADR	38,069	1,856,625
SiTime Corp.**	99,714	4,727,441
Ultra Clean Holdings, Inc.**	108,651	2,458,772
		13,339,207
Software — 4.5%
Agilysys, Inc.**	41,173	738,644
Everbridge, Inc.**	19,748	2,732,333
Five9, Inc.**	22,780	2,521,063
Model N, Inc.**	41,134	1,429,818
PROS Holdings, Inc.**	47,640	2,116,645
SVMK, Inc.**	80,026	1,883,812
		11,422,315
Electronic Equipment, Instruments & Components — 0.9%
nLight, Inc.**	105,686	2,352,570
Total INFORMATION TECHNOLOGY		45,679,481

INDUSTRIALS — 10.8%
Electrical Equipment — 4.1%
Plug Power, Inc.**	476,353	3,910,858
Tortoise Acquisition Corp. — A**	38,713	1,062,285
TPI Composites, Inc.**	77,636	1,814,353
Vicor Corp.**	50,666	3,645,419
		10,432,915
Machinery — 1.6%
Chart Industries, Inc.**	53,622	2,600,131
The Shyft Group, Inc.	82,446	1,388,391
		3,988,522

	Number of Shares	Value (Note A)
Construction & Engineering — 0.9%
Ameresco, Inc. — A**	44,518	$1,236,710
WillScot Mobile Mini Holdings Corp.**	94,924	1,166,616
		2,403,326
Building Products — 0.9%
Masonite International Corp.**	11,790	917,026
PGT Innovations, Inc.**	89,528	1,403,799
		2,320,825
Professional Services — 0.9%
Upwork, Inc.**	149,507	2,158,881
Commercial Services & Supplies — 0.6%
Casella Waste Systems, Inc. — A**	27,118	1,413,390
Road & Rail — 0.5%
Marten Transport, Ltd.	48,850	1,229,066
Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.**	28,140	1,210,864
Trading Companies & Distributors — 0.4%
Herc Holdings, Inc.**	35,222	1,082,372
Aerospace & Defense — 0.4%
Vectrus, Inc.**	20,532	1,008,737
Total INDUSTRIALS		27,248,898

FINANCIALS — 7.8%
Insurance — 4.9%
BRP Group, Inc. — A**	137,990	2,383,087
Goosehead Insurance, Inc. — A**	32,147	2,416,168
James River Group Holdings, Ltd.	39,834	1,792,530
Kinsale Capital Group, Inc.	12,071	1,873,540
Palomar Holdings, Inc.**	45,091	3,867,004
		12,332,329
Commercial Banks — 1.5%
Live Oak Bancshares, Inc.	55,476	804,957
TriState Capital Holdings, Inc.**	74,709	1,173,678
Triumph Bancorp, Inc.**	70,989	1,722,903
		3,701,538
Capital Markets — 0.7%
Cohen & Steers, Inc.	26,513	1,804,210
Thrifts & Mortgage Finance — 0.7%
NMI Holdings, Inc. — A**	109,822	1,765,938
Total FINANCIALS		19,604,015

COMMUNICATION SERVICES — 4.0%
Diversified Telecommunication Services — 1.4%
Bandwidth, Inc. — A**	28,745	3,650,615
Interactive Media & Services — 1.2%
EverQuote, Inc. — A**	51,697	3,006,697
Media — 0.9%
Cardlytics, Inc.**	34,438	2,409,971

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
Entertainment — 0.5%
Glu Mobile, Inc.**	124,353	$1,152,752
Total COMMUNICATION SERVICES		10,220,035

CONSUMER STAPLES — 2.3%
Personal Products — 1.2%
elf Beauty, Inc.**	164,891	3,144,471
Food Products — 0.7%
Freshpet, Inc.**	20,195	1,689,514
Beverages — 0.4%
Celsius Holdings, Inc.**	88,903	1,046,388
Total CONSUMER STAPLES		5,880,373

UTILITIES — 0.9%
Independent Power Producers & Energy Traders — 0.9%
Sunnova Energy International, Inc.**	134,788	2,300,831
Total UTILITIES		2,300,831

ENERGY — 0.2%
Energy Equipment & Services — 0.2%
Aspen Aerogels, Inc.**	68,956	453,730
Total ENERGY		453,730
Total EQUITY SECURITIES
(Cost $154,808,166)		253,876,984

TOTAL INVESTMENTS
(COST $154,808,166)	100.2%	$253,876,984
Other Liabilities In Excess Of Assets	(0.2)%	(396,439)
Net Assets	100.0%	$253,480,545

**	Non-income producing security

ADR — American Depository Receipt

SP ADR — Sponsored American Depository Receipt

Top Ten Holdings*
Cytokinetics, Inc.	2.3%
SiTime Corp.	1.9%
Vapotherm, Inc.	1.7%
MyoKardia, Inc.	1.6%
Limelight Networks, Inc.	1.6%
Plug Power, Inc.	1.5%
Palomar Holdings, Inc.	1.5%
Endava PLC — SP ADR	1.5%
Natera, Inc.	1.5%
Tandem Diabetes Care, Inc.	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2020

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	0.4%
Air Freight & Logistics	0.5%
Auto Components	1.3%
Automobiles	0.8%
Beverages	0.4%
Biotechnology	19.7%
Building Products	0.9%
Capital Markets	0.7%
Commercial Banks	1.5%
Commercial Services & Supplies	0.6%
Construction & Engineering	0.9%
Diversified Consumer Services	0.6%
Diversified Telecommunication Services	1.4%
Electrical Equipment	4.1%
Electronic Equipment, Instruments & Components	0.9%
Energy Equipment & Services	0.2%
Entertainment	0.5%
Food Products	0.7%
Health Care Equipment & Supplies	7.0%
Health Care Providers & Services	0.8%
Health Care Technology	2.7%
Hotels, Restaurants & Leisure	1.8%
Household Durables	4.1%

Industry	Percent of Net Assets
Independent Power Producers & Energy Traders	0.9%
Information Technology Services	7.3%
Insurance	4.9%
Interactive Media & Services	1.2%
Internet & Catalog Retail	2.4%
Leisure Equipment & Products	2.4%
Life Sciences Tools & Services	0.8%
Machinery	1.6%
Media	0.9%
Multiline Retail	0.6%
Personal Products	1.2%
Pharmaceuticals	4.9%
Professional Services	0.9%
Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	5.3%
Software	4.5%
Specialty Retail	5.5%
Textiles, Apparel & Luxury Goods	0.8%
Thrifts & Mortgage Finance	0.7%
Trading Companies & Distributors	0.4%
Other Liabilities in Excess of Assets	(0.2)%
TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only		Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/20	1 Year	Since Inception (8/21/17 - 6/30/20)	3 Years	5 Years	10 Years
Driehaus Small Cap Growth Fund Investor Class (DVSMX)[1]	15.18%	26.49%	22.15%	15.32%	18.07%
Driehaus Small Cap Growth Fund Institutional Class (DNSMX)[1]	15.49%	26.85%	22.47%	15.50%	18.16%
Russell 2000® Growth Index[2]	3.48%	9.50%	7.86%	6.86%	12.92%

[1]

The Driehaus Small Cap Growth Fund (“the Fund”) performance shown above includes the performance of the Driehaus Institutional Small Cap, L.P. (the “Predecessor Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Partnership was managed by the same investment team with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Partnership’s assets together with the assets of the Driehaus Institutional Small Cap Recovery Fund, L.P., Driehaus Small Cap Recovery Fund, L.P. and Driehaus Small Cap Investors, L.P. (together, the “Limited Partnerships”) on August 21, 2017. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The performance of the Predecessor Partnership is shown here because it has been in operation the longest. The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Partnership’s performance has not been restated to reflect estimated expenses applicable to each class of shares of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

Driehaus Small Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 99.9%
HEALTH CARE — 30.4%
Biotechnology — 17.8%
Apellis Pharmaceuticals, Inc.**	35,330	$1,153,878
Applied Therapeutics, Inc.**	67,781	2,450,283
Argenx SE — ADR**	13,570	3,056,371
Ascendis Pharma AS — ADR**	20,366	3,012,131
Black Diamond Therapeutics, Inc.**	43,836	1,848,126
Blueprint Medicines Corp.**	15,260	1,190,280
Cytokinetics, Inc.**	149,106	3,514,428
Dicerna Pharmaceuticals, Inc.**	44,939	1,141,451
Global Blood Therapeutics, Inc.**	20,941	1,322,005
Halozyme Therapeutics, Inc.**	85,945	2,304,186
Immunovant, Inc.**	92,382	2,249,502
Invitae Corp.**	95,397	2,889,575
Kodiak Sciences, Inc.**	15,809	855,583
Mirati Therapeutics, Inc.**	11,146	1,272,539
Natera, Inc.**	71,404	3,560,203
SpringWorks Therapeutics, Inc.**	88,041	3,697,722
Turning Point Therapeutics, Inc.**	29,991	1,937,119
Twist Bioscience Corp.**	34,400	1,558,320
		39,013,702
Health Care Equipment & Supplies — 4.1%
AtriCure, Inc.**	37,484	1,684,906
Inari Medical, Inc.**	15,830	766,805
OrthoPediatrics Corp.**	18,174	795,294
SI-BONE, Inc.**	94,235	1,502,106
Tandem Diabetes Care, Inc.**	42,516	4,205,683
		8,954,794
Pharmaceuticals — 3.1%
Axsome Therapeutics, Inc.**	10,307	848,060
MyoKardia, Inc.**	34,685	3,351,264
Odonate Therapeutics, Inc.**	25,656	1,086,275
Revance Therapeutics, Inc.**	65,183	1,591,769
		6,877,368
Health Care Technology — 2.9%
Inspire Medical Systems, Inc.**	30,134	2,622,261
Livongo Health, Inc.**	20,042	1,506,958
Teladoc Health, Inc.**	11,315	2,159,354
		6,288,573
Life Sciences Tools & Services — 2.1%
10X Genomics, Inc. — A**	17,979	1,605,704
NeoGenomics, Inc.**	59,175	1,833,242
Repligen Corp.**	9,578	1,183,937
		4,622,883
Health Care Providers & Services — 0.4%
Guardant Health, Inc.**	12,287	996,844
Total HEALTH CARE		66,754,164

	Number of Shares	Value (Note A)
INFORMATION TECHNOLOGY — 22.5%
Software — 9.8%
Alteryx, Inc. — A**	13,718	$2,253,593
Coupa Software, Inc.**	5,185	1,436,452
Elastic NV**	19,848	1,830,184
Everbridge, Inc.**	28,772	3,980,894
Five9, Inc.**	31,950	3,535,907
Paylocity Holding Corp.**	8,089	1,180,104
Q2 Holdings, Inc.**	18,734	1,607,190
RingCentral, Inc. — A**	12,297	3,504,768
Zscaler, Inc.**	19,748	2,162,406
		21,491,498
Information Technology Services — 6.5%
Endava PLC — SP ADR**	65,844	3,180,265
EPAM Systems, Inc.**	5,417	1,365,138
Fastly, Inc. — A**	36,333	3,093,028
I3 Verticals, Inc. — A**	60,732	1,837,143
KBR, Inc.	112,589	2,538,882
Repay Holdings Corp.**	93,364	2,299,556
		14,314,012
Semiconductors & Semiconductor Equipment — 5.8%
Cirrus Logic, Inc.**	9,024	557,503
Inphi Corp.**	25,382	2,982,385
Lattice Semiconductor Corp.**	65,115	1,848,615
Power Integrations, Inc.	11,136	1,315,495
Silicon Motion Technology Corp. — ADR	29,706	1,448,761
SiTime Corp.**	46,993	2,227,938
Synaptics, Inc.**	14,890	895,187
Ultra Clean Holdings, Inc.**	65,057	1,472,240
		12,748,124
Electronic Equipment, Instruments & Components — 0.4%
nLight, Inc.**	38,603	859,303
Total INFORMATION TECHNOLOGY		49,412,937

CONSUMER DISCRETIONARY — 19.4%
Hotels, Restaurants & Leisure — 3.9%
Churchill Downs, Inc.	13,797	1,837,071
Eldorado Resorts, Inc.**	46,508	1,863,110
Papa John’s International, Inc.	13,665	1,085,138
Texas Roadhouse, Inc.	37,230	1,957,181
Wingstop, Inc.	12,625	1,754,496
		8,496,996
Specialty Retail — 3.7%
Carvana Co.**	21,585	2,594,517
Lithia Motors, Inc. — A	16,981	2,569,735
Murphy USA, Inc.**	9,013	1,014,774
National Vision Holdings, Inc.**	64,064	1,955,233
		8,134,259
Leisure Equipment & Products — 2.8%
BRP, Inc.	112,372	4,784,800
YETI Holdings, Inc.**	32,758	1,399,749
		6,184,549

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
Textiles, Apparel & Luxury Goods — 2.2%
Crocs, Inc.**	73,019	$2,688,560
Deckers Outdoor Corp.**	10,967	2,153,809
		4,842,369
Household Durables — 1.9%
LGI Homes, Inc.**	18,998	1,672,394
Skyline Champion Corp.**	42,241	1,028,146
TopBuild Corp.**	11,880	1,351,587
		4,052,127
Auto Components — 1.2%
Fox Factory Holding Corp.**	31,459	2,598,828
Internet & Catalog Retail — 1.1%
Fiverr International, Ltd.**	18,327	1,352,899
Magnite, Inc.**	167,983	1,120,447
		2,473,346
Multiline Retail — 0.9%
Ollie’s Bargain Outlet Holdings, Inc.**	20,366	1,988,740
Automobiles — 0.9%
Winnebago Industries, Inc.	29,373	1,956,829
Diversified Consumer Services — 0.8%
Chegg, Inc.**	26,823	1,804,115
Total CONSUMER DISCRETIONARY		42,532,158

INDUSTRIALS — 14.3%
Machinery — 3.9%
Astec Industries, Inc.	33,608	1,556,386
Chart Industries, Inc.**	55,120	2,672,769
Colfax Corp.**	32,932	918,803
Kornit Digital, Ltd.**	26,934	1,437,737
The Shyft Group, Inc.	116,380	1,959,839
		8,545,534
Electrical Equipment — 2.8%
Generac Holdings, Inc.**	24,785	3,022,035
Vicor Corp.**	44,190	3,179,471
		6,201,506
Building Products — 2.3%
Advanced Drainage Systems, Inc.	30,403	1,501,908
Masonite International Corp.**	13,538	1,052,986
The AZEK Co., Inc.**	28,677	913,649
Trex Co., Inc.**	12,155	1,581,001
		5,049,544
Professional Services — 1.9%
Exponent, Inc.	16,949	1,371,683
FTI Consulting, Inc.**	10,286	1,178,261
Upwork, Inc.**	109,134	1,575,895
		4,125,839
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.**	23,069	2,263,761
Mercury Systems, Inc.**	18,012	1,416,824
		3,680,585

	Number of Shares	Value (Note A)
Road & Rail — 0.7%
Saia, Inc.**	14,579	$1,620,893
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	29,030	1,053,789
Trading Companies & Distributors — 0.5%
SiteOne Landscape Supply, Inc.**	8,622	982,649
Total INDUSTRIALS		31,260,339

FINANCIALS — 5.6%
Insurance — 2.2%
Kinsale Capital Group, Inc.	12,910	2,003,761
Palomar Holdings, Inc.**	32,394	2,778,109
		4,781,870
Capital Markets — 2.1%
Cohen & Steers, Inc.	24,901	1,694,513
Hamilton Lane, Inc. — A	16,432	1,107,024
PJT Partners, Inc. — A	32,711	1,679,383
		4,480,920
Thrifts & Mortgage Finance — 0.7%
NMI Holdings, Inc. — A**	99,483	1,599,687
Commercial Banks — 0.6%
Triumph Bancorp, Inc.**	54,507	1,322,885
Total FINANCIALS		12,185,362

CONSUMER STAPLES — 2.4%
Personal Products — 1.0%
elf Beauty, Inc.**	120,076	2,289,849
Food Products — 0.9%
Freshpet, Inc.**	22,251	1,861,519
Beverages — 0.5%
The Boston Beer Co., Inc. — A**	2,049	1,099,596
Total CONSUMER STAPLES		5,250,964

MATERIALS — 2.3%
Chemicals — 1.4%
Ingevity Corp.**	38,561	2,027,152
The Scotts Miracle-Gro Co.	7,218	970,604
		2,997,756
Metals & Mining — 0.9%
Cleveland-Cliffs, Inc.	197,367	1,089,466
Kirkland Lake Gold, Ltd.	22,678	935,241
		2,024,707
Total MATERIALS		5,022,463

COMMUNICATION SERVICES — 1.9%
Interactive Media & Services — 0.9%
EverQuote, Inc. — A**	32,029	1,862,807
Entertainment — 0.6%
Roku, Inc.**	11,875	1,383,794
Media — 0.4%
Cardlytics, Inc.**	12,477	873,140
Total COMMUNICATION SERVICES		4,119,741

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
REAL ESTATE — 1.1%
Real Estate Management & Development — 1.1%
Redfin Corp.**	59,602	$2,497,920
Total REAL ESTATE		2,497,920
Total EQUITY SECURITIES
(Cost $155,073,416)		219,036,048

TOTAL INVESTMENTS
(COST $155,073,416)	99.9%	$219,036,048
Other Assets In Excess Of Liabilities	0.1%	254,989
Net Assets	100.0%	$219,291,037

**	Non-income producing security

ADR — American Depository Receipt

SP ADR — Sponsored American Depository Receipt

Top Ten Holdings*
BRP, Inc.	2.2%
Tandem Diabetes Care, Inc.	1.9%
Everbridge, Inc.	1.8%
SpringWorks Therapeutics, Inc.	1.7%
Natera, Inc.	1.6%
Five9, Inc.	1.6%
Cytokinetics, Inc.	1.6%
RingCentral, Inc. — A	1.6%
MyoKardia, Inc.	1.5%
Endava PLC — SP ADR	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2020.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.7%
Auto Components	1.2%
Automobiles	0.9%
Beverages	0.5%
Biotechnology	17.8%
Building Products	2.3%
Capital Markets	2.1%
Chemicals	1.4%
Commercial Banks	0.6%
Commercial Services & Supplies	0.5%
Diversified Consumer Services	0.8%
Electrical Equipment	2.8%
Electronic Equipment, Instruments & Components	0.4%
Entertainment	0.6%
Food Products	0.9%
Health Care Equipment & Supplies	4.1%
Health Care Providers & Services	0.4%
Health Care Technology	2.9%
Hotels, Restaurants & Leisure	3.9%
Household Durables	1.9%
Information Technology Services	6.5%

Industry	Percent of Net Assets
Insurance	2.2%
Interactive Media & Services	0.9%
Internet & Catalog Retail	1.1%
Leisure Equipment & Products	2.8%
Life Sciences Tools & Services	2.1%
Machinery	3.9%
Media	0.4%
Metals & Mining	0.9%
Multiline Retail	0.9%
Personal Products	1.0%
Pharmaceuticals	3.1%
Professional Services	1.9%
Real Estate Management & Development	1.1%
Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	5.8%
Software	9.8%
Specialty Retail	3.7%
Textiles, Apparel & Luxury Goods	2.2%
Thrifts & Mortgage Finance	0.7%
Trading Companies & Distributors	0.5%
Other Assets in Excess of Liabilities	0.1%
TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund since May 1, 2020 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Cumulative Total Returns as of 6/30/20	Since Inception (5/1/20 - 6/30/20)
Driehaus Small/Mid Cap Growth Fund (DSMDX)[1]	21.80%
Russell 2000® Growth Index[2]	18.11%

[1]	The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

Driehaus Small/Mid Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 98.5%
INFORMATION TECHNOLOGY — 26.4%
Software — 14.6%
Alteryx, Inc. — A**	262	$43,041
Coupa Software, Inc.**	66	18,285
Datadog, Inc. — A**	232	20,172
DocuSign, Inc.**	275	47,358
Elastic NV**	227	20,932
Everbridge, Inc.**	306	42,338
Five9, Inc.**	369	40,837
Paycom Software, Inc.**	66	20,442
RingCentral, Inc. — A**	205	58,427
The Trade Desk, Inc. — A**	44	17,886
Zscaler, Inc.**	307	33,616
		363,334
Semiconductors & Semiconductor Equipment — 6.6%
Cirrus Logic, Inc.**	108	6,672
Inphi Corp.**	357	41,948
Lattice Semiconductor Corp.**	684	19,419
MKS Instruments, Inc.	164	18,571
Monolithic Power Systems, Inc.	55	13,035
Power Integrations, Inc.	118	13,939
Synaptics, Inc.**	187	11,242
Teradyne, Inc.	477	40,311
		165,137
Information Technology Services — 4.7%
Endava PLC — SP ADR**	337	16,277
EPAM Systems, Inc.**	106	26,713
KBR, Inc.	1,489	33,577
MongoDB, Inc.**	179	40,515
		117,082
Electronic Equipment, Instruments & Components — 0.5%
FLIR Systems, Inc.	319	12,942
Total INFORMATION TECHNOLOGY		658,495

HEALTH CARE — 25.5%
Biotechnology — 12.4%
Alnylam Pharmaceuticals, Inc.**	190	28,141
Argenx SE — ADR**	152	34,235
Ascendis Pharma AS — ADR**	275	40,672
Blueprint Medicines Corp.**	172	13,416
Dicerna Pharmaceuticals, Inc.**	452	11,481
Exact Sciences Corp.**	108	9,390
Global Blood Therapeutics, Inc.**	260	16,414
Invitae Corp.**	1,061	32,138
Kodiak Sciences, Inc.**	174	9,417
Moderna, Inc.**	201	12,906
Neurocrine Biosciences, Inc.**	156	19,032
Sarepta Therapeutics, Inc.**	250	40,085
Seattle Genetics, Inc.**	163	27,697

	Number of Shares	Value (Note A)
SpringWorks Therapeutics, Inc.**	309	$12,978
		308,002
Health Care Equipment & Supplies — 6.1%
AtriCure, Inc.**	224	10,069
DexCom, Inc.**	93	37,702
Insulet Corp.**	130	25,254
Intuitive Surgical, Inc.**	37	21,084
Penumbra, Inc.**	52	9,299
Tandem Diabetes Care, Inc.**	479	47,383
		150,791
Pharmaceuticals — 2.6%
Axsome Therapeutics, Inc.**	112	9,215
Horizon Therapeutics PLC**	255	14,173
MyoKardia, Inc.**	423	40,870
		64,258
Health Care Technology — 2.4%
Livongo Health, Inc.**	370	27,820
Teladoc Health, Inc.**	165	31,489
		59,309
Life Sciences Tools & Services — 1.6%
10X Genomics, Inc. — A**	220	19,648
Medpace Holdings, Inc.**	91	8,465
Repligen Corp.**	103	12,732
		40,845
Health Care Providers & Services — 0.4%
Guardant Health, Inc.**	140	11,358
Total HEALTH CARE		634,563

CONSUMER DISCRETIONARY — 20.7%
Hotels, Restaurants & Leisure — 4.5%
Chipotle Mexican Grill, Inc.**	25	26,309
Churchill Downs, Inc.	163	21,703
Eldorado Resorts, Inc.**	575	23,035
Planet Fitness, Inc. — A**	143	8,662
Texas Roadhouse, Inc.	421	22,132
Vail Resorts, Inc.	60	10,929
		112,770
Specialty Retail — 4.3%
Burlington Stores, Inc.**	53	10,437
Carvana Co.**	315	37,863
Floor & Decor Holdings, Inc. — A**	247	14,240
Lithia Motors, Inc. — A	214	32,385
National Vision Holdings, Inc.**	373	11,384
		106,309
Leisure Equipment & Products — 3.9%
BRP, Inc.	1,317	56,078
Brunswick Corp.	196	12,546
Peloton Interactive, Inc. — A**	474	27,383
		96,007

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
Textiles, Apparel & Luxury Goods — 2.3%
Crocs, Inc.**	621	$22,865
Deckers Outdoor Corp.**	84	16,497
Lululemon Athletica, Inc.**	60	18,721
		58,083
Internet & Catalog Retail — 1.9%
Chewy, Inc. — A**	499	22,300
Wayfair, Inc. — A**	126	24,899
		47,199
Auto Components — 1.2%
Fox Factory Holding Corp.**	150	12,392
Gentex Corp.	714	18,400
		30,792
Diversified Consumer Services — 0.8%
Chegg, Inc.**	302	20,313
Multiline Retail — 0.8%
Ollie’s Bargain Outlet Holdings, Inc.**	204	19,921
Distributors — 0.5%
Pool Corp.	47	12,778
Household Durables — 0.5%
DR Horton, Inc.	212	11,755
Total CONSUMER DISCRETIONARY		515,927

INDUSTRIALS — 13.4%
Professional Services — 3.1%
Clarivate PLC**	1,617	36,108
CoreLogic, Inc.	236	15,864
CoStar Group, Inc.**	17	12,081
FTI Consulting, Inc.**	113	12,944
		76,997
Machinery — 2.2%
Colfax Corp.**	374	10,435
Nordson Corp.	159	30,164
The Toro Co.	203	13,467
		54,066
Electrical Equipment — 2.1%
Generac Holdings, Inc.**	211	25,727
Vicor Corp.**	385	27,701
		53,428
Building Products — 2.1%
Carrier Global Corp.	645	14,332
Fortune Brands Home & Security, Inc.	305	19,499
The AZEK Co., Inc.**	43	1,370
Trex Co., Inc.**	134	17,429
		52,630
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.**	258	25,318
Mercury Systems, Inc.**	261	20,530
		45,848

	Number of Shares	Value (Note A)
Road & Rail — 1.4%
Kansas City Southern	67	$10,002
Old Dominion Freight Line, Inc.	141	23,912
		33,914
Trading Companies & Distributors — 0.7%
United Rentals, Inc.**	112	16,692
Total INDUSTRIALS		333,575

FINANCIALS — 5.0%
Capital Markets — 2.9%
Cohen & Steers, Inc.	238	16,196
Hamilton Lane, Inc. — A	193	13,002
MarketAxess Holdings, Inc.	41	20,538
MSCI, Inc.	70	23,367
		73,103
Insurance — 1.7%
Kinsale Capital Group, Inc.	154	23,902
RenaissanceRe Holdings, Ltd.	104	17,787
		41,689
Commercial Banks — 0.4%
Western Alliance Bancorp	224	8,483
Total FINANCIALS		123,275

MATERIALS — 4.0%
Chemicals — 3.5%
FMC Corp.	477	47,519
Ingevity Corp.**	446	23,446
The Scotts Miracle-Gro Co.	122	16,405
		87,370
Metals & Mining — 0.5%
Kirkland Lake Gold, Ltd.	268	11,052
Total MATERIALS		98,422

COMMUNICATION SERVICES — 2.4%
Interactive Media & Services — 1.3%
Snap, Inc. — A**	1,421	33,379
Entertainment — 1.1%
Roku, Inc.**	224	26,103
Total COMMUNICATION SERVICES		59,482

CONSUMER STAPLES — 0.7%
Food Products — 0.7%
Beyond Meat, Inc.**	138	18,489
Total CONSUMER STAPLES		18,489

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

	Number of Shares	Value (Note A)
REAL ESTATE — 0.4%
Real Estate Investment Trust — 0.4%
QTS Realty Trust, Inc. — A	171	$10,959
Total REAL ESTATE		10,959
Total EQUITY SECURITIES
(Cost $2,236,311)		2,453,187

TOTAL INVESTMENTS
(COST $2,236,311)	98.5%	$2,453,187
Other Assets In Excess Of Liabilities	1.5%	36,439
Net Assets	100.0%	$2,489,626

**	Non-income producing security

ADR — American Depository Receipt

SP ADR — Sponsored American Depository Receipt

Top Ten Holdings*
RingCentral, Inc. — A	2.3%
BRP, Inc.	2.3%
FMC Corp.	1.9%
Tandem Diabetes Care, Inc.	1.9%
DocuSign, Inc.	1.9%
Alteryx, Inc. — A	1.7%
Everbridge, Inc.	1.7%
Inphi Corp.	1.7%
MyoKardia, Inc.	1.6%
Five9, Inc.	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2020.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund Schedule of Investments June 30, 2020 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.8%
Auto Components	1.2%
Biotechnology	12.4%
Building Products	2.1%
Capital Markets	2.9%
Chemicals	3.5%
Commercial Banks	0.4%
Distributors	0.5%
Diversified Consumer Services	0.8%
Electrical Equipment	2.1%
Electronic Equipment, Instruments & Components	0.5%
Entertainment	1.1%
Food Products	0.7%
Health Care Equipment & Supplies	6.1%
Health Care Providers & Services	0.4%
Health Care Technology	2.4%
Hotels, Restaurants & Leisure	4.5%
Household Durables	0.5%
Information Technology Services	4.7%

Industry	Percent of Net Assets
Insurance	1.7%
Interactive Media & Services	1.3%
Internet & Catalog Retail	1.9%
Leisure Equipment & Products	3.9%
Life Sciences Tools & Services	1.6%
Machinery	2.2%
Metal & Mining	0.5%
Multiline Retail	0.8%
Pharmaceuticals	2.6%
Professional Services	3.1%
Real Estate Investment Trust	0.4%
Road & Rail	1.4%
Semiconductors & Semiconductor Equipment	6.6%
Software	14.6%
Specialty Retail	4.3%
Textiles, Apparel & Luxury Goods	2.3%
Trading Companies & Distributors	0.7%
Other Assets in Excess of Liabilities	1.5%
TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

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Statements of Assets and Liabilities June 30, 2020 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
ASSETS:
Investments, at cost	$1,191,567,412	$44,047,053
Investments, at fair value	$1,640,954,243	$55,687,642
Foreign currency, at fair value*	9,427,992	64,510
Cash and cash equivalents	86,325,505	1,822,513
Receivables:
Dividends	2,637,966	168,607
Investment securities sold	25,323,625	1,425,503
Fund shares sold	1,093,427	9,607
Foreign taxes	1,201,740	858,787
Due from affiliates	—	—
Prepaid expenses	146,048	17,876
TOTAL ASSETS	1,767,110,546	60,055,045
LIABILITIES:
Payables:
Investment securities purchased	27,150,057	761,264
Fund shares redeemed	2,771,849	24,044
Net unrealized depreciation on unsettled foreign currency transactions	2,751	—
Due to affiliates	1,749,709	30,827
Audit and tax fees	19,896	31,389
Accrued expenses	383,330	107,303
TOTAL LIABILITIES	32,077,592	954,827
NET ASSETS	$1,735,032,954	$59,100,218
NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2020:
Paid-in capital	$1,362,183,925	$93,903,752
Total distributable earnings (deficit)	372,849,029	(34,803,534)
NET ASSETS	$1,735,032,954	$59,100,218
NET ASSETS	—	$59,100,218
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	—	4,003,895
NET ASSET VALUE	—	$14.76
INVESTOR CLASS SHARES:
NET ASSETS	$774,507,096	—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	20,296,275	—
NET ASSET VALUE	$38.16	—
INSTITUTIONAL CLASS SHARES:
NET ASSETS	$960,525,858	—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	25,168,915	—
NET ASSET VALUE	$38.16	—

*	The cost of foreign currency was $9,423,747, $64,536, $38,862, $0, $0 and $0, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Assets and Liabilities June 30, 2020 (unaudited)

Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund

$198,343,146	$154,808,166	$155,073,416	$2,236,311
$237,592,439	$253,876,984	$219,036,048	$2,453,187
39,169	—	—	—
4,501,343	1,024,629	328,761	15,031

736,013	12,789	24,642	635
1,002,110	2,152,239	1,767,171	24,230
3,240	244	190,946	—
—	—	—	—
—	—	—	9,968
4,583	41,745	70,133	20,735
243,878,897	257,108,630	221,417,701	2,523,786

813,240	2,760,357	1,440,573	18,389
80,201	561,896	553,320	—
—	—	—	—
195,523	253,352	98,290	—
8,711	25,170	24,423	8,168
42,059	27,310	10,058	7,603
1,139,734	3,628,085	2,126,664	34,160
$242,739,163	$253,480,545	$219,291,037	$2,489,626

$202,069,590	$147,047,031	$158,959,143	$2,282,388
40,669,573	106,433,514	60,331,894	207,238
$242,739,163	$253,480,545	$219,291,037	$2,489,626
$242,739,163	$253,480,545	—	$2,489,626
24,245,219	16,644,030	—	204,365
$10.01	$15.23	—	$12.18

—	—	$12,414,127	—
—	—	733,818	—
—	—	$16.92	—

—	—	$206,876,910	—
—	—	12,126,527	—
—	—	$17.06	—

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations For the Six Months Ended June 30, 2020 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
INVESTMENT INCOME (LOSS):
Income:
Dividends*	$10,474,916	$392,228
Total income	10,474,916	392,228
Expenses:
Investment advisory fee	8,400,622	322,913
Administration fee	435,312	59,846
Professional fees	272,575	7,981
Audit and tax fees	36,519	47,915
Federal and state registration fees	19,255	12,357
Custodian fees	186,057	15,228
Transfer agent fees	173,620	23,337
Trustees’ fees	282,713	4,784
Chief compliance officer fees	9,945	9,945
Reports to shareholders	68,180	3,769
Interest expense	—	—
Shareholder services fees (Investor Class)	1,023,492	—
Miscellaneous	151,436	6,447
Total expenses	11,059,726	514,522
Investment advisory fees recoupment (reimbursement)	—	(107,370)
Administration fees waived	—	—
Transfer agent fees waived	—	—
Fees paid indirectly	(88,547)	(3,110)
Net expenses	10,971,179	404,042
Net investment income (loss)	(496,263)	(11,814)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Net realized gain (loss) from security transactions**	(71,514,466)	(817,414)
Net realized foreign exchange gain (loss)	(1,096,834)	(121,016)
Net change in unrealized foreign exchange gain (loss)	(95,867)	(54,206)
Net change in unrealized appreciation (depreciation) on investments	1,514,071	1,581,100
Net realized and unrealized gain (loss) on investment transactions	(71,193,096)	588,464
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,689,359)	$576,650

*	Dividends are net of $1,303,743, $34,444, $185,854, $0, $425 and $6 non-reclaimable foreign taxes withheld, respectively.

**	Net realized gain (loss) from security transactions are net of $(359,148), $0, $0, $0, $0 and $0 foreign capital gains tax withheld, respectively.

***	Fund commenced operations on May 1, 2020.

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations For the Six Months Ended June 30, 2020 (unaudited)

Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund***

$1,633,071	$183,471	$173,593	$992
1,633,071	183,471	173,593	992

1,157,352	1,455,514	532,169	1,307
124,563	112,709	93,917	9,474
24,454	24,099	16,993	107
28,483	23,867	23,120	8,167
16,574	24,138	15,467	3,178
19,564	18,353	16,954	262
22,681	23,538	31,411	5,692
25,569	24,925	13,219	215
9,945	9,945	9,944	2,641
4,680	5,802	5,026	108
—	307	—	—
—	—	12,130	—
23,406	25,481	17,240	175
1,457,271	1,748,678	787,590	31,326
—	—	(4,267)	(21,304)
—	—	—	(2,338)
—	—	—	(5,613)
(6,772)	(37,498)	(20,144)	—
1,450,499	1,711,180	763,179	2,071
182,572	(1,527,709)	(589,586)	(1,079)

(9,433,882)	5,485,022	(4,210,705)	(8,559)
(25,164)	—	—	—
(2,296)	—	—	—
(4,668,453)	23,990,541	30,446,521	216,876
(14,129,795)	29,475,563	26,235,816	208,317
$(13,947,223)	$27,947,854	$25,646,230	$207,238

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund
	For the six month period January 1, 2020 through June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the six month period January 1, 2020 through June 30, 2020 (unaudited)	For the year ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(496,263)	$15,788,913	$(11,814)	$344,582
Net realized gain (loss) on investment transactions	(72,611,300)	71,686,094	(938,430)	9,961,191
Net change in unrealized gain (loss) on investment transactions	1,418,204	281,848,637	1,526,894	10,273,967
Net increase (decrease) in net assets resulting from operations	(71,689,359)	369,323,644	576,650	20,579,740
Distributions from distributable earnings to shareholders:
Fund	—	—	—	(255,325)
Investor Class Shares	—	(7,060,076)	—	—
Institutional Class Shares	—	(9,417,880)	—	—
Total distributions to shareholders	—	(16,477,956)	—	(255,325)
Capital share transactions:
Proceeds from shares sold:
Fund	—	—	7,154,817	10,428,657
Investor Class Shares	68,547,435	102,153,849	—	—
Institutional Class Shares	176,293,755	247,854,903	—	—
Reinvestment of distributions:
Fund	—	—	—	209,523
Investor Class Shares	—	6,761,528	—	—
Institutional Class Shares	—	6,842,565	—	—
Cost of shares redeemed:
Fund	—	—	(11,041,355)	(58,228,599)
Investor Class Shares	(123,416,786)	(215,941,727)	—	—
Institutional Class Shares	(106,514,633)	(154,953,413)	—	—
Redemption fees:
Fund	—	—	2,660	20,320
Investor Class Shares	21,842	53,415	—	—
Institutional Class Shares	25,708	46,979	—	—
Net increase (decrease) in net assets derived from capital share transactions	14,957,321	(7,181,901)	(3,883,878)	(47,570,099)
Total increase (decrease) in net assets	(56,732,038)	345,663,787	(3,307,228)	(27,245,684)
NET ASSETS:
Beginning of period	$1,791,764,992	$1,446,101,205	$62,407,446	$89,653,130
End of period	$1,735,032,954	$1,791,764,992	$59,100,218	$62,407,446

*	Fund commenced operations on May 1, 2020.

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

Driehaus International Small Cap Growth Fund		Driehaus Micro Cap Growth Fund		Driehaus Small Cap Growth Fund		Driehaus Small/ Mid Cap Growth Fund
For the six month period January 1, 2020 through June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the six month period January 1, 2020 through June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the six month period January 1, 2020 through June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the period May 1, 2020 through June 30, 2020* (unaudited)

$182,572	$1,632,146	$(1,527,709)	$(3,317,303)	$(589,586)	$(1,140,258)	$(1,079)
(9,459,046)	18,156,966	5,485,022	50,822,845	(4,210,705)	21,736,831	(8,559)
(4,670,749)	46,116,055	23,990,541	21,885,605	30,446,521	30,538,084	216,876
(13,947,223)	65,905,167	27,947,854	69,391,147	25,646,230	51,134,657	207,238

—	(1,976,543)	—	(33,768,834)	—	—	—
—	—	—	—	—	(640,385)	—
—	—	—	—	—	(9,268,936)	—
—	(1,976,543)	—	(33,768,834)	—	(9,909,321)	—

14,816,058	44,599,170	29,744,625	68,729,193	—	—	2,282,388
—	—	—	—	3,513,098	7,758,179	—
—	—	—	—	52,385,783	57,398,808	—

—	1,754,974	—	29,366,777	—	—	—
—	—	—	—	—	640,385	—
—	—	—	—	—	9,197,963	—

(26,358,863)	(60,484,970)	(73,334,132)	(129,214,201)	—	—	—
—	—	—	—	(3,136,558)	(7,175,856)	—
—	—	—	—	(31,842,653)	(67,276,279)	—

500	406	2,028	9,243	—	—	—
—	—	—	—	279	1,112	—
—	—	—	—	4,673	17,340	—
(11,542,305)	(14,130,420)	(43,587,479)	(31,108,988)	20,924,622	561,652	2,282,388
(25,489,528)	49,798,204	(15,639,625)	4,513,325	46,570,852	41,786,988	2,489,626

$268,228,691	$218,430,487	$269,120,170	$264,606,845	$172,720,185	$130,933,197	$—
$242,739,163	$268,228,691	$253,480,545	$269,120,170	$219,291,037	$172,720,185	$2,489,626

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund — Investor Class Financial Highlights

	For the six month period January 1, 2020 through June 30, 2020 (unaudited)		For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Net asset value, beginning of period	$39.53		$31.80	$39.64	$27.98	$26.52	$29.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04	)^	0.30 ^	0.26 ^	0.11 ^	0.03	0.06
Net realized and unrealized gain (loss)	(1.33)		7.76	(6.73)	11.78	1.54	(3.17)
Total income (loss) from investment operations	(1.37)		8.06	(6.47)	11.89	1.57	(3.11)
LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.33)	(0.16)	(0.23)	(0.11)	—
Distributions from capital gains	—		—	(1.21)	—	—	—
Total distributions	—		(0.33)	(1.37)	(0.23)	(0.11)	—
Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.00 ~
Net asset value, end of period	$38.16		$39.53	$31.80	$39.64	$27.98	$26.52
Total Return	(3.47	)%**	25.34%	(16.26)%	42.52%	5.88%	(10.49)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$774,507		$863,535	$791,656	$1,266,365	$1,335,873	$1,362,421
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.49	%*	1.41%	1.38%	1.54%	1.65%	1.65%
Ratio of net expenses to average net assets	1.48	%*#	1.40%#	1.37%#	1.53%#	1.63%#	1.64%#
Ratio of net investment income (loss) to average net assets	(0.20	)%*#	0.85%#	0.69%#	0.33%#	0.11%#	0.22%#
Portfolio turnover	116	%**	167%	218%	176%	232%	257%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund —Institutional Class Financial Highlights

	For the six month period January 1, 2020 through June 30, 2020 (unaudited)		For the year ended December 31, 2019	For the year ended December 31, 2018	For the period July 17, 2017 through December 31, 2017
Net asset value, beginning of period	$39.48		$31.76	$39.61	$34.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01		0.38 ^	0.32	0.12	^
Net realized and unrealized gain (loss)	(1.33)		7.75	(6.71)	4.92
Total income (loss) from investment operations	(1.32)		8.13	(6.39)	5.04
LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.41)	(0.25)	(0.28)
Distributions from capital gains	—		—	(1.21)	—
Total distributions	—		(0.41)	(1.46)	(0.28)
Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00	~
Net asset value, end of period	$38.16		$39.48	$31.76	$39.61
Total Return	(3.32	)%**	25.60%	(16.08)%	14.47	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$960,526		$928,230	$654,445	$513,135
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.22	%*	1.20%	1.17%	1.17	%*
Ratio of net expenses to average net assets	1.21	%*#	1.19%#	1.16%#	1.16	%*#
Ratio of net investment income (loss) to average net assets	0.06	%*#	1.07%#	0.89%#	0.71	%*#
Portfolio turnover	116	%**	167%	218%	176	%**

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund Financial Highlights

	For the six month period January 1, 2020 through June 30, 2020 (unaudited)		For the year ended December 31, 2019		For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2016	For the year ended December 31, 2015
Net asset value, beginning of period	$14.38		$10.80		$14.21		$10.66		$11.85	$13.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00	~	0.06		(0.04	)^	0.02	^	(0.03)^	(0.05	)^
Net realized and unrealized gain (loss)	0.38		3.58		(3.37)		3.53		(1.14)	(1.31)
Total income (loss) from investment operations	0.38		3.64		(3.41)		3.55		(1.17)	(1.36)
LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.06)		—		—		(0.02)	—
Distributions from capital gains	—		—		—		—		—	—
Total distributions	—		(0.06)		—		—		(0.02)	—
Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00	~	0.00	~	0.00 ~	0.00	~
Net asset value, end of period	$14.76		$14.38		$10.80		$14.21		$10.66	$11.85
Total Return	2.64	%**	33.71%		(24.00)%		33.30%		(9.97)%	(10.22)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$59,100		$62,407		$89,653		$271,146		$261,387	$432,718
Ratio of expenses before reimbursements, waivers and fees paid indirectly and recoupments, if any, to average net assets	1.83	%*	1.80	%∞	2.27	%∞	1.82%		1.75%	1.69	%∞
Ratio of net expenses to average net assets	1.44	%*+#	1.45	%+#∞	2.26	%#∞	1.80	%#	1.73%#	1.68	%#∞
Ratio of net investment income (loss) to average net assets	(0.04	)%*+#	0.52	%+#	(0.30	)%#	0.15	%#	(0.26)%#	(0.39	)%#
Portfolio turnover	133	%**	220%		207%		243%		240%	306%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.45% of average daily net assets from November 1, 2018 until October 31, 2021.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

∞

Ratio of expenses to average net assets includes interest expense of 0.01% for the year ended December 31, 2019, and less than 0.005% for the years ended December 31, 2018 and 2015. The interest expense is from utilizing the line of credit (see Note E in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund Financial Highlights

	For the six month period January 1, 2020 through June 30, 2020 (unaudited)		For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Net asset value, beginning of period	$10.52		$8.13	$11.39	$9.33	$10.08	$9.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01		0.06	(0.02)^	(0.04)	(0.02)	(0.02)^
Net realized and unrealized gain (loss)	(0.52)		2.41	(1.92)	3.88	(0.61)	1.17
Total income (loss) from investment operations	(0.51)		2.47	(1.94)	3.84	(0.63)	1.15
LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.01)	—	—	—	(0.03)
Distributions from capital gains	—		(0.07)	(1.32)	(1.78)	(0.12)	(0.24)
Total distributions	—		(0.08)	(1.32)	(1.78)	(0.12)	(0.27)
Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.00 ~
Net asset value, end of period	$10.01		$10.52	$8.13	$11.39	$9.33	$10.08
Total Return	(4.85	)%**	30.41%	(16.92)%	41.44%	(6.22)%	12.58%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$242,739		$268,229	$218,430	$325,361	$270,401	$341,249
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.26	%*	1.24%	1.50%	1.73%	1.72%	1.71%
Ratio of net expenses to average net assets	1.25	%*#	1.24%#	1.49%#	1.71%#	1.70%#	1.70%#
Ratio of net investment income (loss) to average net assets	0.16	%*#	0.65%#	(0.21)%#	(0.44)%#	(0.15)%#	(0.19)%#
Portfolio turnover	46	%**	96%	118%	143%	151%	251%

*	Annualized

**	Not annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund Financial Highlights

	For the six month period January 1, 2020 through June 30, 2020 (unaudited)		For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017		For the year ended December 31, 2016		For the year ended December 31, 2015
Net asset value, beginning of period	$12.95		$11.11	$14.44	$12.65		$10.74		$11.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.09)		(0.16)	(0.19)	(0.18	)^	(0.11	)^	(0.14	)^
Net realized and unrealized gain (loss)	2.37		3.90	0.55	3.26		2.02		0.08
Total income (loss) from investment operations	2.28		3.74	0.36	3.08		1.91		(0.06)
LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.02)	—	—		—		—
Distributions from capital gains	—		(1.88)	(3.69)	(1.29)		—		(0.45)
Total distributions	—		(1.90)	(3.69)	(1.29)		—		(0.45)
Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00	~	0.00	~	0.00	~
Net asset value, end of period	$15.23		$12.95	$11.11	$14.44		$12.65		$10.74
Total Return	17.53	%**	33.89%	3.88%	24.30%		17.78%		(0.55)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$253,481		$269,120	$264,607	$322,533		$396,590		$282,178
Ratio of expenses before reimbursements, waivers and fees paid indirectly and recoupments, if any, to average net assets	1.50	%*	1.48%	1.44%∞	1.45	%∞	1.48%		1.53%
Ratio of net expenses to average net assets	1.47	%*#∞	1.43%#	1.42%#∞	1.43	%#∞	1.44	%+#	1.52	%+#
Ratio of net investment income (loss) to average net assets	(1.31	)%*#	(1.32)%#	(1.19)%#	(1.33	)%#	(1.00	)%+#	(1.21	)%+#
Portfolio turnover	79	%**	165%	156%	177%		180%		183%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, November 18, 2013. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.70% of average daily net assets until November 17, 2016.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

∞

Ratio of expenses to average net assets includes interest expense of less than 0.005% for the six months ended June 30,2020, and the years ended December 31, 2018 and 2017. The interest expense is from utilizing the line of credit (see Note E in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Investor Class Financial Highlights

	For the six month period January 1, 2020 through June 30, 2020 (unaudited)		For the year ended December 31, 2019		For the year ended December 31, 2018		For the period August 21, 2017 through December 31, 2017
Net asset value, beginning of period	$15.37		$11.66		$11.62		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)		(0.13)		(0.12	)^	(0.04	)^
Net realized and unrealized gain (loss)	1.62		4.81		0.48		1.86
Total income (loss) from investment operations	1.55		4.68		0.36		1.82
LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—		—
Distributions from capital gains	—		(0.97)		(0.33)		(0.20)
Total distributions	—		(0.97)		(0.33)		(0.20)
Redemption fees added to paid-in capital	0.00	~	0.00	~	0.01		—
Net asset value, end of period	$16.92		$15.37		$11.66		$11.62
Total Return	10.09	%**	40.25%		3.33%		18.18	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$12,414		$10,899		$7,538		$1,344
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.47	%*	1.59%		2.57%		7.86	%*
Ratio of net expenses to average net assets	1.18	%*+#	1.17	%+#	1.18	%+#	1.20	%*+
Ratio of net investment income (loss) to average net assets	(0.98	)%*+#	(0.95	)%+#	(0.87	)%+#	(0.94	)%*+
Portfolio turnover	89	%**	206%		193%		66	%**

*	Annualized

**	Not Annualized

^	Net investment loss per share has been calculated using the average share method.

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017. The Adviser contractually agree to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Investor Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Investor Class’s operating expense cap of 1.20% of average daily net assets until August 20, 2021.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Institutional Class Financial Highlights

	For the six month period January 1, 2020 through June 30, 2020 (unaudited)		For the year ended December 31, 2019		For the year ended December 31, 2018		For the period August 21, 2017 through December 31, 2017
Net asset value, beginning of period	$15.47		$11.70		$11.63		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)		(0.10)		(0.08	)^	(0.03	)^
Net realized and unrealized gain (loss)	1.63		4.84		0.47		1.86
Total income (loss) from investment operations	1.59		4.74		0.39		1.83
LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—		—
Distributions from capital gains	—		(0.97)		(0.33)		(0.20)
Total distributions	—		(0.97)		(0.33)		(0.20)
Redemption fees added to paid-in capital	0.00	~	0.00	~	0.01		—
Net asset value, end of period	$17.06		$15.47		$11.70		$11.63
Total Return	10.28	%**	40.62%		3.59%		18.28	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$206,877		$161,821		$123,395		$38,631
Ratio of expenses before reimbursements, waivers and fees paid indirectly and recoupments, if any, to average net assets	0.85	%*	0.89%		1.04%		1.48	%*
Ratio of net expenses to average net assets	0.84	%*+#	0.92	%+#	0.93	%+#	0.95	%*+
Ratio of net investment income (loss) to average net assets	(0.65	)%*+#	(0.70	)%+#	(0.62	)%+#	(0.69	)%*+
Portfolio turnover	89	%**	206%		193%		66	%**

*	Annualized

**	Not Annualized

^	Net investment loss per share has been calculated using the average share method.

~	Amount represents less than $0.01 per share

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Institutional Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Institutional Class’s operating expense cap of 0.95% of average daily net assets until August 20, 2021.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund Financial Highlights

	For the period May 1, 2020 through June 30, 2020 (unaudited)
Net asset value, beginning of period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss)	2.19
Total income (loss) from investment operations	2.18
LESS DISTRIBUTIONS:
Dividends from net investment income	—
Distributions from capital gains	—
Total distributions	—
Net asset value, end of period	$12.18
Total Return	21.80	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$2,490
Ratio of expenses before reimbursements and waivers to average net assets	14.37	%*
Ratio of net expenses to average net assets	0.95	%*+
Ratio of net investment income (loss) to average net assets	(0.50	)%*+
Portfolio turnover	26	%**

*	Annualized

**	Not Annualized

+

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2020. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.95% of average daily net assets until May 1, 2023.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds Notes to Financial Statements

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with nine separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The six series (“Funds” or each a “Fund”) included in this report are as follows:

Fund	Commencement of Operations
Driehaus Emerging Markets Growth Fund*	12/31/97
Driehaus Emerging Markets Small Cap Growth Fund	08/22/11
Driehaus International Small Cap Growth Fund	09/17/07
Driehaus Micro Cap Growth Fund*	11/18/13
Driehaus Small Cap Growth Fund	08/21/17
Driehaus Small/Mid Cap Growth Fund	05/01/20

*	The Driehaus Emerging Markets Growth Fund and the Driehaus Micro Cap Growth Fund closed to new investors on February 28, 2020 and September 29, 2017, respectively.

The Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund each has two classes of shares, designated as Institutional Class and Investor Class. Each class of shares represents an interest in the same portfolio of investments of the respective Fund and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of each Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class.

The investment objective of each Fund is to maximize capital appreciation.

Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

Driehaus Emerging Markets Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization emerging markets companies.

Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

Driehaus Micro Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of micro capitalization U.S. companies exhibiting strong growth characteristics.

Driehaus Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of U.S. small capitalization companies.

Driehaus Small/Mid Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of U.S. small/medium capitalization companies.

The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Cash is held at U.S. financial institutions, and at times, may exceed the amount insured by the U.S. Federal Deposit Insurance Corporation. The Funds consider highly liquid investments, with maturities of ninety days or less when purchased to be cash equivalents, and such investments may include money market mutual fund investments. All such investments are categorized in Level 1 of the fair value hierarchy.

Driehaus Mutual Funds Notes to Financial Statements — (Continued)

Securities Valuation and Transactions

Equity securities and exchange-traded options are valued at the last sale price as of the close of the primary exchange or other designated time. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 or Level 3 in the hierarchy described below.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2020 is as follows:

Fund	Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Emerging Markets Growth Fund
Equity Securities:
Africa	$19,330,156	$—	$19,330,156	$—
Europe	130,408,876	47,669,668	82,739,208	—
Far East	1,284,647,683	350,032,370	934,615,313	—
North America	92,215,008	92,215,008	—	—
South America	114,352,520	114,352,520	—	—
Total Investments	$1,640,954,243	$604,269,566	$1,036,684,677	$—

Driehaus Emerging Markets Small Cap Growth Fund
Equity Securities:
Africa	$768,301	$—	$768,301	$—
Europe	4,828,448	558,924	4,269,524	—
Far East	44,570,406	580,642	43,989,764	0
Middle East	391,330	—	391,330	—
North America	2,391,192	2,391,192	—	—
South America	2,737,965	2,737,965	—	—
Total Investments	$55,687,642	$6,268,723	$49,418,919	$0

Driehaus Mutual Funds Notes to Financial Statements — (Continued)

Fund	Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Small Cap Growth Fund
Equity Securities:
Africa	$840,133	$—	$840,133	$—
Europe	152,249,410	6,388,750	145,860,660	—
Far East	61,234,766	—	61,234,766	—
Middle East	8,173,612	5,133,133	3,040,479	—
North America	13,694,096	13,694,096	—	—
South America	1,400,422	1,400,422	—	—
Total Investments	$237,592,439	$26,616,401	$210,976,038	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$253,876,984	$253,876,984	$—	$—

Driehaus Small Cap Growth Fund
Investments in Securities*	$219,036,048	$219,036,048	$—	$—

Driehaus Small/Mid Cap Growth Fund
Investments in Securities*	$2,453,187	$2,453,187	$—	$—

*	See Schedule of Investments for industry breakout.

At June 30, 2020, the Driehaus Emerging Markets Small Cap Growth Fund held a Level 3 investment in Aarti Surfactants, Ltd. The shares were received as part of a spin-off in mid-September 2019 but have not yet commenced trading and were valued at $0.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available. Income and expenses are accrued daily. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Forward Foreign Currency Contracts

The Funds may use forward foreign currency contracts to hedge foreign currency exposure in the portfolio. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The fair value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in fair value is recorded as net change in unrealized appreciation or depreciation on the Statements of Operations. When a forward foreign currency contract is settled, the Funds record a realized gain or loss equal to the difference between the value

Driehaus Mutual Funds Notes to Financial Statements — (Continued)

at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably. As of June 30, 2020, the Funds had no outstanding forward foreign currency contracts.

Foreign Currency Spot Contracts

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2020, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as Net unrealized appreciation or depreciation on unsettled foreign currency transactions in the Statements of Assets and Liabilities.

Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2019, 2018, 2017 and 2016 remain open to Federal and state audit. As of June 30, 2020, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund’s financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and regulations that exist in the foreign markets in which they invest.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”).

For the year ended December 31, 2019, reclassifications were recorded to distributable earnings (deficit) and paid -in capital for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies (“PFIC”), net operating losses and foreign capital gain taxes paid. Results of operations and net assets were not affected by these reclassifications.

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund
Distributable earnings (deficit)	$—	$—	$—	$1,817,658	$1,106,394
Paid-in capital	—	—	—	(1,817,658)	(1,106,394)

Driehaus Mutual Funds Notes to Financial Statements — (Continued)

Accumulated capital losses represent net capital loss carryovers that may be available for an unlimited period to offset future realized capital gains and thereby reduce future capital gains distributions. Capital loss carryover retains the character of the original loss. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of December 31, 2019:

	Unlimited Period of Net Capital Loss Carryover
Fund	Short-Term	Long- Term	Accumulated Capital Loss Carryover
Driehaus Emerging Markets Small Cap Growth Fund	$45,337,455	$—	$45,337,455

During the year ended December 31, 2019, Driehaus Emerging Markets Small Cap Growth Fund utilized $9,103,909 of capital loss carryforwards.

Pursuant to Federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and December 31 as occurring on the first day of the following tax year. For the year ended December 31, 2019, the following qualified late-year losses were deferred and recognized on January 1, 2020:

Fund	Late-Year Ordinary Loss Deferral	Total Capital Loss Deferral	Total
Driehaus Emerging Markets Growth Fund	$187,752	$—	$187,752
Driehaus Emerging Markets Small Cap Growth Fund	—	—	—
Driehaus International Small Cap Growth Fund	—	—	—
Driehaus Micro Cap Growth Fund	—	—	—
Driehaus Small Cap Growth Fund	—	—	—

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2020.

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Distributions paid from:	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund
Ordinary income	$15,701,188	$255,325	$343,991	$—	$—
Net long-term capital gain	776,768	—	1,632,552	33,768,834	9,909,321
Total distributions paid	$16,477,956	$255,325	$1,976,543	$33,768,834	$9,909,321

The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:

Distributions paid from:	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund
Ordinary income	$8,970,853	$—	$5,657,722	$22,348,104	$1,454,358
Net long-term capital gain	53,973,948	—	25,166,722	50,514,284	2,139,592
Total distributions paid	$62,944,801	$—	$30,824,444	$72,862,388	$3,593,950

Driehaus Mutual Funds Notes to Financial Statements — (Continued)

As of December 31, 2019, the components of net assets on a tax basis were as follows:

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund
Undistributed ordinary income	$—	$246,959	$1,663,136	$—	$—
Undistributed long-term capital gain	7,126,649	—	9,929,217	5,257,541	2,747,088
Accumulated earnings	$7,126,649	$246,959	$11,592,353	$5,257,541	$2,747,088
Paid-in capital	1,347,226,604	97,787,630	213,611,895	190,634,510	138,034,521
Accumulated capital and other losses	(187,752)	(45,337,455)	—	—	—
Unrealized appreciation (depreciation) on foreign currency	31,152	(32,620)	1,409	—	—
Unrealized appreciation on Investments	437,568,339	9,742,932	43,023,034	73,228,119	31,934,101
Other temporary differences.	—	—	—	—	4,475
Net assets	$1,791,764,992	$62,407,446	$268,228,691	$269,120,170	$172,720,185

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and PFIC mark-to-market.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of June 30, 2020, were as follows:

Fund	Basis	Gross Appreciation	Gross Depreciation	Net Appreciation/ Depreciation
Driehaus Emerging Markets Growth Fund	$1,201,871,833	$457,088,875	$(18,006,465)	$439,082,410
Driehaus Emerging Markets Small Cap Growth Fund	$44,363,610	$12,336,911	$(1,012,879)	$11,324,032
Driehaus International Small Cap Growth Fund	$199,237,858	$50,793,248	$(12,438,667)	$38,354,581
Driehaus Micro Cap Growth Fund	$156,658,324	$101,346,802	$(4,128,142)	$97,218,660
Driehaus Small Cap Growth Fund	$156,655,426	$65,649,714	$(3,269,092)	$62,380,622
Driehaus Small/Mid Cap Growth Fund	$2,236,311	$233,965	$(17,089)	$216,876

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on spot contracts underlying securities transactions and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Driehaus Mutual Funds Notes to Financial Statements — (Continued)

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

B. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus is Chairman of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and was Chairman of Driehaus Securities LLC (“DS LLC”), an entity that was registered as a broker-dealer and served as the distributor of the Funds through December 31, 2019. As of June 30, 2020, employees of the Adviser held a controlling interest in the Driehaus Small/Mid Cap Growth Fund, and Richard H. Driehaus together with certain employees of the Adviser held substantial, non-controlling interests in certain other Funds.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives monthly fees. Driehaus Micro Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of the Fund’s average daily net assets. Driehaus Small Cap Growth Fund and Driehaus Small/Mid Cap Growth Fund pay the Adviser a monthly fee computed and accrued daily at an annual rate of 0.60% of the Fund’s average daily net assets. Driehaus Emerging Markets Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.15% of the Fund’s average daily net assets. Driehaus International Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of the Fund’s average daily net assets. Driehaus Emerging Markets Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.05% on the first $1.5 billion and 0.75% in excess of $1.5 billion of the Fund’s average daily net assets.

DCM entered into a contractual agreement to cap Driehaus Small/Mid Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.95% of average daily net assets until May 1, 2023. For a period of three years subsequent to the Fund’s commencement of operations on May 1, 2020, DCM is entitled to recoupment of previously waived fees and reimbursed expenses to the extent that the expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the six months ended June 30, 2020, DCM waived fees for Driehaus Small/Mid Cap Growth Fund totaling $21,304 under this agreement.

DCM entered into a contractual agreement to cap Driehaus Emerging Markets Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.45% of average daily net assets until October 31, 2021. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the six months ended June 30, 2020, DCM waived fees for Driehaus Emerging Markets Small Cap Growth Fund totaling $107,370 under this agreement.

DCM has entered into a contractual agreement to cap Driehaus Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.20% of average daily net assets for the Investor Class and 0.95% of average daily net assets for the Institutional Class until April 30, 2021. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the six months ended June 30, 2020, DCM waived fees for the Investor Class shares of the Driehaus Small Cap Growth Fund totaling $13,771 and recouped fees for the Institutional Class shares of the Driehaus Small Cap Growth Fund totaling $9,504 under this agreement.

Driehaus Mutual Funds Notes to Financial Statements — (Continued)

The table below indicates the amount of fees available for potential recoupment by DCM in future periods:

Six Months Ended June 30	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund
2021	$—	$34,463	$—
2022	227,780	31,856	—
2023	107,370	13,771	21,304
Total	$335,150	$80,090	$21,304

The amounts incurred and payable to DCM during the six months ended June 30, 2020 are as follows:

Fund	Advisory Fees	Advisory Fees Payable/(Receivable) (included in Due to affiliate/(Due from affiliate))
Driehaus Emerging Markets Growth Fund	$8,400,622	$1,411,750
Driehaus Emerging Markets Small Cap Growth Fund	322,913	30,827
Driehaus International Small Cap Growth Fund	1,157,352	195,523
Driehaus Micro Cap Growth Fund	1,455,514	253,352
Driehaus Small Cap Growth Fund	532,169	100,102
Driehaus Small/Mid Cap Growth Fund	1,307	(9,968)

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2020, these arrangements reduced the expenses of Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Micro Cap Growth Fund, Driehaus Small Cap Growth Fund and Driehaus Small/Mid Cap Growth Fund by $88,547 (0.8%), $3,110 (0.6%), $6,772 (0.5%), $37,498 (2.1%), $20,144 (2.6%) and $0 (0.0%), respectively.

Certain officers of the Trust are also officers of DCM. The Funds pay a portion of the Chief Compliance Officer’s salary and bonus. No other officers received compensation from the Funds. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations. During the period covered by this shareholder report, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as the Funds’ administrative and accounting agent. In compensation for these services, BNY Mellon earned the greater of a monthly minimum fee or a monthly fee based upon average daily net assets. BNY Mellon agreed to waive a portion of its monthly fee for administrative services for the first two years of operations for Driehaus Small/Mid Cap Growth Fund. For the six months ended June 30, 2020, BNY Mellon waived $2,338 for Driehaus Small/Mid Cap Growth Fund. BNY Mellon also acted as the transfer agent and dividend disbursing agent for the Funds. For these services, BNY Mellon earned a monthly fee based on shareholder processing activity during the month. BNY Mellon agreed to waive a portion of its monthly fee for transfer agent services for the first two years of operations for Driehaus Small/Mid Cap Growth Fund. For the six months ended June 30, 2020, BNY Mellon waived $5,613 for Driehaus Small/Mid Cap Growth Fund.

Effective January 1, 2020, the Adviser entered into a Fee Reimbursement Agreement (“Agreement”) with the Driehaus Emerging Markets Growth Fund and the Driehaus Small Cap Growth Fund. Prior to January 1, 2020, DS LLC was a party to the Agreements instead of the Adviser. Under these Agreements, the Funds reimbursed the Adviser for certain fees paid to intermediaries who provide shareholder administrative and /or sub-transfer agency services to the

Driehaus Mutual Funds Notes to Financial Statements — (Continued)

Funds. Currently, the amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. The amounts incurred and payable to the Adviser during the period January 1, 2020 through June 30, 2020 are as follows:

Fund	Shareholder Services Fees	Accrued Shareholder Services Fees (included in Due to affiliate)
Driehaus Emerging Markets Growth Fund	$1,023,492	$337,959
Driehaus Small Cap Growth Fund	12,130	—

C. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations and options, for the six months ended June 30, 2020 were as follows:

Fund	Purchases	Sales
Driehaus Emerging Markets Growth Fund	$1,801,582,136	$1,801,575,785
Driehaus Emerging Markets Small Cap Growth Fund	70,761,364	75,617,006
Driehaus International Small Cap Growth Fund	102,234,830	101,824,897
Driehaus Micro Cap Growth Fund	186,748,571	229,740,197
Driehaus Small Cap Growth Fund	179,393,154	158,923,923
Driehaus Small/Mid Cap Growth Fund	2,601,702	356,833

D. CAPITAL SHARE TRANSACTIONS

For the six-month period ended June 30, 2020, and the year ended December 31, 2019, transactions in capital shares (authorized shares unlimited) were as follows:

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund		Driehaus International Small Cap Growth Fund
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Fund
Shares issued	—	—	522,648	874,262	1,706,711	4,710,527
Shares reinvested	—	—	—	14,891	—	169,235
Shares redeemed	—	—	(857,381)	(4,849,550)	(2,956,826)	(6,242,924)
Net increase (decrease)	—	—	(334,733)	(3,960,397)	(1,250,115)	(1,363,162)

Investor Class
Shares issued	1,990,277	2,872,532	—	—	—	—
Shares reinvested	—	172,532	—	—	—	—
Shares redeemed	(3,537,714)	(6,094,234)	—	—	—	—
Net increase (decrease)	(1,547,437)	(3,049,170)	—	—	—	—

Institutional Class
Shares issued	4,728,833	7,006,838	—	—	—	—
Shares reinvested	—	174,824	—	—	—	—
Shares redeemed	(3,070,207)	(4,277,922)	—	—	—	—
Net increase (decrease)	1,658,626	2,903,740	—	—	—	—
Total net increase (decrease)	111,189	594,976	—	—	—	—

Driehaus Mutual Funds Notes to Financial Statements — (Continued)

	Driehaus Micro Cap Growth Fund		Driehaus Small Cap Growth Fund		Driehaus Small/Mid Cap Growth Fund*
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019	June 30, 2020
Fund
Shares issued	2,803,298	5,178,977	—	—	204,365
Shares reinvested	—	2,292,488	—	—	—
Shares redeemed	(6,945,017)	(10,513,427)	—	—	—
Net increase (decrease)	(4,141,719)	(3,041,962)	—	—	204,365

Investor Class
Shares issued	—	—	237,899	526,045	—
Shares reinvested	—	—	—	42,020	—
Shares redeemed	—	—	(213,381)	(505,115)	—
Net increase (decrease)	—	—	24,518	62,950	—

Institutional Class
Shares issued	—	—	3,938,553	3,970,530	—
Shares reinvested	—	—	—	599,613	—
Shares redeemed	—	—	(2,273,586)	(4,651,842)	—
Net increase (decrease)	—	—	1,664,967	(81,699)	—
Total net increase (decrease)	—	—	1,689,485	(18,749)	—

*	Fund commenced operations on May 1, 2020

E. LINE OF CREDIT

The Funds, together with other funds in the Trust, obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder redemptions subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst all funds that have access to the line. Driehaus Micro Cap Growth Fund utilized the line of credit on June 25, 2020. For the period of June 25, 2020, the average daily loan balance outstanding on days where borrowings existed was $7,000,000 and the weighted average interest rate was 1.58%. The interest expense, which is included on the Statements of Operations, was $307 for Driehaus Micro Cap Growth Fund.

F. FOREIGN INVESTMENT RISKS

To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

G. REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.

H. SUBSEQUENT EVENTS

Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. Effective August 1, 2020, The Northern Trust Company replaced BNY Mellon Investment Servicing (US) Inc. as the Funds’ administrative and accounting agent and transfer agent and dividend disbursing agent for the Funds.

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2020.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Emerging Markets Growth Fund — Investor Class

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020*
Actual	$1,000	$ 965.30	$7.28
Hypothetical (5% return before expenses)	$1,000	$ 1,017.45	$7.47

Driehaus Emerging Markets Growth Fund — Institutional Class

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020*
Actual	$1,000	$ 966.80	$5.97
Hypothetical (5% return before expenses)	$1,000	$ 1,018.80	$6.12

Driehaus Emerging Markets Small Cap Growth Fund

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020*
Actual	$1,000	$ 1,026.40	$7.31
Hypothetical (5% return before expenses)	$1,000	$ 1,017.65	$7.27

Fund Expense Examples (unaudited) — (Continued)

Driehaus International Small Cap Growth Fund

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020*
Actual	$1,000	$ 951.50	$6.11
Hypothetical (5% return before expenses)	$1,000	$ 1,018.60	$6.32

Driehaus Micro Cap Growth Fund

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020*
Actual	$1,000	$ 1,175.30	$8.11
Hypothetical (5% return before expenses)	$1,000	$ 1,017.40	$7.52

Driehaus Small Cap Growth Fund – Investor Class

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020*
Actual	$1,000	$ 1,100.90	$6.27
Hypothetical (5% return before expenses)	$1,000	$ 1,018.90	$6.02

Driehaus Small Cap Growth Fund – Institutional Class

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020*
Actual	$1,000	$ 1,102.80	$4.50
Hypothetical (5% return before expenses)	$1,000	$ 1,020.59	$4.32

Driehaus Small/Mid Cap Growth Fund

	Beginning Account Value May 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period Ended June 30, 2020**
Actual	$1,000	$ 1,218.00	$1.67
Hypothetical (5% return before expenses)	$1,000	$ 1,020.14	$4.77

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366 to reflect the half-year period. These amounts exclude the reduction in expenses for fees paid indirectly and may differ from the Fund’s annualized expense ratio shown in the Financial Highlights.

**

The Driehaus Small/Mid Cap Growth Fund commenced operations on May 1, 2020. The actual return and expenses paid during the period by this Fund were for the period from May 1, 2020 through June 30, 2020 (58 days) instead of the entire six-month period. The hypothetical return is based on the entire six-month period for comparison purposes.

Driehaus Emerging Markets Growth Fund – Investor Class	1.49%
Driehaus Emerging Markets Growth Fund – Institutional Class	1.22%
Driehaus Emerging Markets Small Cap Growth Fund	1.45%
Driehaus International Small Cap Growth Fund	1.26%
Driehaus Micro Cap Growth Fund	1.50%
Driehaus Small Cap Growth Fund – Investor Class	1.20%
Driehaus Small Cap Growth Fund – Institutional Class	0.86%
Driehaus Small/Mid Cap Growth Fund	0.95%

Board Considerations in Connection with the Approval of the Investment Advisory Agreement for Driehaus Small/Mid Cap Growth Fund

The Board of Trustees of Driehaus Mutual Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), approved a new investment advisory agreement (the “Agreement”) with Driehaus Capital Management LLC (the “Adviser”) for Driehaus Small/Mid Cap Growth Fund (the “New Fund”) on March 11, 2020. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. The Board reviewed comprehensive materials received from the Adviser and from independent legal counsel. The Board also received extensive information throughout the year regarding performance and operating results of each Fund. The Independent Trustees held a conference call with their independent legal counsel on March 5, 2020 to review the materials provided in response to their request, and identified areas for further response by Fund management. Following receipt of further information from Fund management, the Independent Trustees, represented by independent legal counsel, met independent of Fund management to consider renewal of the Agreement for each Fund. After their consideration of all the information received, the Independent Trustees presented their findings and their recommendation to renew the Agreement at the Board meeting.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that the Adviser has managed each Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund. The Board considered, generally, that shareholders invested in each Fund, knowing that the Adviser managed the Fund and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services to be provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Adviser to attract and retain high-quality personnel, and the organizational depth of the Adviser. The Board also considered the Trust’s compliance with legal and regulatory requirements as well as the Adviser’s risk management processes developed for analyzing, reviewing and assessing risk exposure for the New Fund. In particular, the Board considered the management team’s experience relevant to managing other products with a small/mid-cap growth investment strategy (the “Composite”) as compared to the Russell 2500 Growth Index for the 1-, 3- and 5-year periods ended December 31, 2019. The Board noted that the Composite outperformed the Russell 2500 Growth Index for all periods reviewed. The Board also considered the performance of the Composite as compared to peer group information based on data compiled from Lipper Analytical Services, Inc., an independent provider of mutual fund data that is a service of Broadridge Financial Solutions (“Lipper”) and noted that the Composite outperformed the median of the Lipper small/mid cap growth peer group for all periods reviewed. Because the Composite did not operate as a mutual fund and was not subject to certain investment and operational restrictions, the Board factored those differences into its evaluation of the performance information.

On the basis of this evaluation and the Board’s experience with the Adviser in managing other series of the Trust, the Board concluded that the nature, quality and extent of services to be provided by the Adviser are expected to be satisfactory.

Fees. The Board considered the New Fund’s proposed advisory fee, estimated operating expenses and total expense ratio, and compared the advisory fee and expense ratio to fees and expense ratios of a peer group of funds based on data compiled from Lipper, as of the fiscal year end of each fund in the peer group. The Board noted that the New Fund’s proposed advisory fee of 0.60% would rank in the 49th percentile of the Lipper peer group actual management fees as of December 30, 2019 (1st percentile would be the highest advisory fee). The Board considered that the Adviser will reimburse the New Fund for annual expenses in excess of 0.95% of average daily net (excluding interest, taxes, brokerage commissions, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the New Fund’s business) for a three-year period, which would rank the New Fund’s expense ratio in the 64th percentile (1st percentile would be the highest expense ratio). In addition, the New Fund’s advisory fee rate as compared to fees charged by the Adviser for similarly managed institutional accounts. With respect to institutional accounts, the Board noted that: (i) both the mix of services provided and the level of responsibility and resources required under the Agreement were significantly greater as compared to the Adviser’s obligations for managing the other accounts; and (ii) the advisory fees for the other accounts are less relevant to the Board’s consideration because they reflect significantly different competitive forces than those in the mutual fund marketplace.

On the basis of the information provided, the Board concluded that the proposed advisory fee was reasonable and appropriate in light of the nature and quality of services expected to be provided by the Adviser.

Profitability and Economies of Scale. In considering the reasonableness of the proposed advisory fee, the Board considered the undertaking by the Adviser to assume the New Fund’s organizational expenses as well as to reimburse New Fund expenses exceeding a 0.95% cap (excluding interest, taxes, brokerage commissions, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the New Fund’s business) for a three-year period.

The Board also considered potential economies of scale with respect to the management of the New Fund and whether the New Fund will benefit from any economies of scale. The Board noted the Adviser’s estimation that it will not earn its full fee until net assets reach approximately $75 million.

Other Benefits to the Adviser and its Affiliates. The Board also considered the character and amount of other incidental benefits to be received by the Adviser and its affiliates. The Board noted that the Adviser expects to earn fall-out benefits in the form of soft dollar credits from its relationship with the New Fund. The Board concluded that the proposed advisory fee was reasonable in light of any anticipated fall-out benefits.

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement for the New Fund were fair and reasonable and that the approval of the Agreement is in the best interests of the New Fund. No single factor was determinative in the Board’s analysis.

Board Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Adviser has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the period ended June 30, 2020, The Adviser provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:

●	the program supported each Fund’s ability to honor redemption requests timely;

●	the program supported the Adviser’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;

●	no material liquidity issues were identified during the period;

●	there were no material changes to the program during the period;

●	the implementation of the program was effective to manage each Fund’s liquidity risk; and

●	the program operated adequately during the period.

There can be no assurance that the program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

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DRH-SAR2020

Driehaus Mutual Funds
Trustees & Officers

Theodore J. Beck
Vice Chairman of the Board

Francis J. Harmon
Trustee

Christopher J. Towle
Trustee

Dawn M. Vroegop
Trustee

Daniel F. Zemanek
Chairman of the Board

Stephen T. Weber
President

Robert M. Kurinsky
Vice President & Treasurer

Janet L. McWilliams
Chief Legal Officer &
Assistant Vice President

Anne Kochevar
Chief Compliance Officer &
Anti-Money Laundering
Compliance Officer

Todd M. Young
Secretary

Christina E.H. Jacobs
Assistant Secretary

Malinda M. Sanborn
Assistant Treasurer

Distributor
Foreside Financial Services, LLC
Three Canal Plaza
Portland, ME 04101

Administrator, Custodian & Transfer Agent
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

Semi-Annual Report to Shareholders
June 30, 2020

DRIEHAUS
MUTUAL FUNDS

Driehaus Emerging Markets Opportunities Fund

Driehaus Event Driven Fund

Driehaus Active Income Fund

Distributed by:
Forside Financial Services, LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds' prospectus.

##External*Document*Content##1470
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PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.
Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2020 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. The Funds’ Form NPORT-EX is available electronically on the SEC’s website at http://www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Emerging Markets Opportunities Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since April 10, 2017 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.
Cumulative Total Returns as of 6/30/20	1 Year	3 Years	Since Inception (4/10/17 - 6/30/20)
Driehaus Emerging Markets Opportunities Fund (DMAGX)[1]	8.41%	6.92%	8.42%
MSCI EM/JP Morgan GBI Blended Index[2]	(2.82)%	1.72%	3.12%
MSCI Emerging Markets Index-N3	(3.39)%	1.90%	3.58%

[1]	Prior to January 29, 2020, the Driehaus Emerging Markets Opportunities Fund was known as the Driehaus Multi-Asset Growth Economies Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The MSCI EM/JPMorgan GBI Blended Index is an equally weighted benchmark comprised of 50 percent by the Morgan Stanley Capital International Emerging Markets Index-Net (MSCI EM) and 50 percent by the JPMorgan Global Bond Index Emerging Markets Global Diversified (JPMorgan GBI). The MSCI EM is a market capitalization-weighted index designed to measure equity market performance in emerging markets and the JPMorgan GBI tracks debt instruments in the emerging markets. Source: Morgan Stanley Capital International Inc. and JPMorgan.
[3]	The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
2

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
June 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SOVEREIGN BONDS — 17.85%
Brazil — 2.15%
Brazilian Government International Bond 4.62, 1/13/28[1]	$500,000	$522,755
Brazilian Government International Bond 4.50, 5/30/29[1]	200,000	204,988
		727,743
China — 1.30%
China Government Bond 3.20, 3/16/24[2]	1,200,000[2]	173,963
China Government Bond 3.54, 8/16/28[2]	1,800,000[2]	265,777
		439,740
Czech Republic — 1.10%
Czech Republic Government Bond 4.70, 9/12/22[2]	8,000,000[2]	371,485
Egypt — 2.36%
Egypt Government Bond 17.00, 4/3/22[2]	6,500,000[2]	426,355
Egypt Government International Bond 8.70, 3/1/49[1]	380,000	374,078
		800,433
Indonesia — 1.42%
Indonesia Treasury Bond 8.37, 9/15/26[2]	3,400,000,000[2]	257,172
Indonesia Treasury Bond 8.25, 5/15/29[2]	3,000,000,000[2]	224,249
		481,421
Malaysia — 1.04%
Malaysia Government Bond 3.89, 8/15/29[2]	1,400,000[2]	352,621
Mexico — 3.62%
Mexican Bonos 8.50, 11/18/38[2]	14,800,000[2]	764,646
Mexico Government International Bond 4.50, 4/22/29[1]	260,000	282,490
Petroleos Mexicanos 6.50, 3/13/27[1]	200,000	180,504
		1,227,640
Peru — 1.01%
Peruvian Government International Bond 6.95, 8/12/31[2]	1,000,000[2]	343,693
South Africa — 0.81%
Republic of South Africa Government Bond 8.50, 1/31/37[2]	5,900,000[2]	275,340
	Shares, Principal Amount, or Number of Contracts	Value
Turkey — 1.40%
Turkey Government International Bond 7.63, 4/26/29[1]	$450,000	$473,246
Ukraine — 1.64%
Ukraine Government International Bond 7.38, 9/25/32[1]	550,000	554,255
Total SOVEREIGN BONDS (Cost $6,029,314)		6,047,617
EQUITY SECURITIES — 77.47%
Brazil — 4.35%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR*,1,3	17,803	187,110
Gerdau SA - SP ADR[1]	79,438	235,136
LOG Commercial Properties e Participacoes SA	65,796	398,665
Magazine Luiza SA*	24,652	324,804
Pagseguro Digital Ltd. - A*,1,3	9,230	326,188
		1,471,903
Canada — 1.06%
B2Gold Corp.	63,377	360,394
Chile — 0.97%
Sociedad Quimica y Minera de Chile SA - SP ADR 2.71%[1,3,4]	12,549	327,152
China — 29.70%
Alibaba Group Holding Ltd.*	21,500	580,152
Alibaba Group Holding Ltd. - SP ADR*,1,3	4,462	962,453
BGI Genomics Co. Ltd. - A*	9,527	209,996
China Construction Bank Corp. - H	307,142	249,824
China Feihe Ltd.[5]	87,753	176,832
China Merchants Bank Co. Ltd. - H	45,500	210,853
China Tourism Group Duty Free Corp. Ltd. - A	22,094	484,219
CIFI Holdings Group Co. Ltd.	164,107	129,277
Contemporary Amperex Technology Co. Ltd. - A	11,100	276,658
Hundsun Technologies, Inc - A	21,730	332,591
Innovent Biologics, Inc.*,5	48,500	360,971
JD.com, Inc. - ADR*,1,3	5,722	344,350
Jinxin Fertility Group Ltd.[5]	204,000	310,071
Li Ning Co. Ltd.	51,016	163,376
Luxshare Precision Industry Co. Ltd. - A	41,258	301,654
Meituan Dianping - B*	16,990	379,665
Ping An Healthcare and Technology Co. Ltd.*,5	32,823	503,227

Notes to Financial Statements are an integral part of this Schedule.
3

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
June 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Ping An Insurance Group Co. of China Ltd. - H	29,959	$298,661
Sany Heavy Industry Co. Ltd. - A	96,700	257,929
Silergy Corp.	3,953	258,954
TAL Education Group - ADR*,1,3	4,740	324,121
Tencent Holdings Ltd.	32,700	2,095,348
Wuxi Biologics Cayman, Inc.*,5	17,129	314,413
Yum China Holdings, Inc.[1,3]	5,796	278,614
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A	10,629	256,716
		10,060,925
France — 1.31%
L'Oreal SA*	1,372	442,808
Hong Kong — 3.98%
AIA Group Ltd.	35,794	334,946
Alibaba Health Information Technology Ltd.*	90,000	264,661
Galaxy Entertainment Group Ltd.	25,233	173,092
Hong Kong Exchanges & Clearing Ltd.	6,602	281,191
Sun Art Retail Group Ltd.	171,840	294,813
		1,348,703
India — 6.52%
Bharti Airtel Ltd.*	34,528	256,438
HDFC Bank Ltd. - ADR[1,3]	7,673	348,815
Hindustan Unilever Ltd.	17,763	513,542
ICICI Bank Ltd. - SP ADR[1,3]	37,702	350,252
Reliance Industries Ltd.	22,826	519,210
Tech Mahindra Ltd.	30,614	220,272
		2,208,529
Indonesia — 0.99%
Bank Central Asia Tbk PT	167,449	335,032
Mexico — 0.46%
Wal-Mart de Mexico SAB de CV	64,835	155,568
Netherlands — 0.94%
ASML Holding NV	874	319,721
Poland — 1.58%
CD Projekt SA*	2,494	251,329
Dino Polska SA*,5	5,559	283,165
		534,494
Russia — 3.73%
LUKOIL PJSC - SP ADR[1]	4,935	366,839
Sberbank of Russia PJSC - SP ADR[1]	29,970	340,691
Tatneft PJSC - SP ADR[1]	3,941	183,535
Yandex NV - A*,1,3	7,450	372,649
		1,263,714
	Shares, Principal Amount, or Number of Contracts	Value
Singapore — 1.09%
Sea Ltd. - ADR*,1,3	3,425	$367,297
Slovenia — 0.57%
Nova Ljubljanska Banka dd - GDR	22,452	193,379
South Africa — 1.10%
Anglo American Platinum Ltd.	5,117	372,404
South Korea — 7.34%
KB Financial Group, Inc.	6,445	182,455
Kia Motors Corp.	6,498	175,593
Macquarie Korea Infrastructure Fund	44,563	423,719
NAVER Corp.	1,515	340,850
NICE Information Service Co. Ltd.	15,539	237,437
Samsung Electronics Co. Ltd.	16,314	722,182
SK Hynix, Inc.	5,671	404,901
		2,487,137
Sweden — 0.97%
Spotify Technology SA*,1,3	1,268	327,385
Taiwan — 8.42%
Accton Technology Corp.	39,705	308,333
Kindom Development Co. Ltd.	365,000	386,082
MediaTek, Inc.	21,839	431,771
Parade Technologies Ltd.	11,000	368,698
Taiwan Semiconductor Manufacturing Co. Ltd.	107,445	1,147,461
Taiwan Union Technology Corp.	43,000	211,120
		2,853,465
United Arab Emirates — 0.44%
Network International Holdings PLC*,5	27,486	150,467
United States — 1.95%
Facebook, Inc. - A*,3	1,290	292,920
NVIDIA Corp.[3]	969	368,134
		661,054
Total EQUITY SECURITIES (Cost $19,471,967)		26,241,531
SHORT TERM INVESTMENTS — 4.94%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.13%	1,672,200	1,672,200

TOTAL INVESTMENTS (Cost $27,173,481)		33,961,348
Other Assets In Excess Liabilities	(0.26)%	(87,717)
Net Assets	100.00%	$33,873,631

ADR	American Depositary Receipt

Notes to Financial Statements are an integral part of this Schedule.
4

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
June 30, 2020 (unaudited)

GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars and traded in the U.S.
[2]	Foreign security, par value shown in local currency.
[3]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[5]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $2,099,146, which represents 6% of Net Assets.
Percentages are stated as a percent of net assets.
Security Type	Percent of Total Net Assets
Sovereign Bonds	17.85%
Equity Securities	77.47%
Short Term Investments	4.94%
Total Investments	100.26%
Other Assets less Liabilities	(0.26)%
Total Net Assets	100.00%
Percentages are stated as a percent of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	EUR	301,635	JPY	35,019,603	7/20/2020	$14,627
Goldman Sachs	CNH	21,400,248	USD	3,020,294	7/3/2020	5,837
SUBTOTAL APPRECIATION						$20,464
Goldman Sachs	JPY	35,019,603	EUR	300,000	7/20/2020	(12,789)
Goldman Sachs	USD	3,000,000	CNH	21,400,248	7/3/2020	(26,131)
SUBTOTAL DEPRECIATION						$(38,920)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(18,456)

EUR = Euro
JPY = Japanese Yen
CNH = Chinese Offshore Yuan
USD = United States Dollar
Notes to Financial Statements are an integral part of this Schedule.
5

Driehaus Event Driven Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 26, 2013 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.
Cumulative Total Returns as of 6/30/20	1 Year	3 Years	5 Years	Since Inception (8/26/13 - 6/30/20)
Driehaus Event Driven Fund (DEVDX)[1]	6.12%	6.01%	4.74%	4.53%
S&P 500 Index[2]	7.51%	10.73%	10.73%	11.79%
FTSE 3-Month T-Bill Index[3]	1.55%	1.72%	1.15%	0.85%

[1]	The returns for the periods prior to March 1, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group. It is a market-weighted index, with each stock’s weight in the index proportionate to its market value.
[3]	The FTSE 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The FTSE 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.
6

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONVERTIBLE BONDS — 1.59%
Pharmaceuticals — 1.59%
Cytokinetics, Inc. 4.00%, 11/15/26[1]	$700,000	$1,662,679
CORPORATE BONDS — 18.35%
Agriculture — 0.66%
Vector Group Ltd. 6.12%, 2/1/25[1,2]	715,000	686,400
Banks — 5.13%
JPMorgan Chase & Co. 4.23%, (3-Month USD Libor + 347 basis points), 10/30/20[1,3,4]	3,773,000	3,434,562
USB Realty Corp. 2.37%, (3-Month USD Libor + 115 basis points), 1/15/22[1,2,3,4]	2,428,000	1,936,330
		5,370,892
Diversified Financial Services — 1.07%
ILFC E-Capital Trust I 3.02%, 12/21/65[1,2,4,5]	2,269,000	1,115,236
Insurance — 2.16%
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/25[1,2]	2,092,000	2,259,360
Internet — 0.37%
Uber Technologies, Inc. 7.50%, 11/1/23[1,2]	380,000	383,800
Lodging — 1.48%
Arrow Bidco LLC 9.50%, 3/15/24[1,2]	1,985,000	1,548,300
Telecommunications — 7.48%
Cincinnati Bell, Inc. 7.00%, 7/15/24[1,2]	1,674,000	1,707,480
Consolidated Communications, Inc. 6.50%, 10/1/22[1]	4,739,000	4,358,932
HC2 Holdings, Inc. 11.50%, 12/1/21[1,2]	1,842,500	1,754,982
		7,821,394
Total CORPORATE BONDS (Cost $20,016,532)		19,185,382
FOREIGN ISSUER BONDS — 1.24%
Oil & Gas — 1.24%
Transocean Pontus Ltd. (Cayman Islands) 6.12%, 8/1/25[1,2,6]	1,490,475	1,296,713
COMMON STOCKS — 42.00%
Advertising — 0.26%
Clear Channel Outdoor Holdings, Inc.*,1	263,472	274,011
	Shares, Principal Amount, or Number of Contracts	Value
Banks — 1.07%
HarborOne Bancorp, Inc.*,1	$131,735	$1,125,017
Biotechnology — 7.28%
Argenx SE - ADR (Netherlands)*,1,6	7,105	1,600,259
Ascendis Pharma A/S - ADR (Denmark)*,1,6	9,653	1,427,679
Black Diamond Therapeutics, Inc.*,1	28,947	1,220,405
Crinetics Pharmaceuticals, Inc.*,1	60,631	1,062,255
Gamida Cell Ltd. (Israel)*,1,6	205,628	939,720
Orchard Therapeutics PLC (United Kingdom)*,1,6	100,065	600,390
SpringWorks Therapeutics, Inc.*,1	16,668	700,056
Sutro Biopharma, Inc.*,1	8,054	62,499
		7,613,263
Electric — 0.75%
Vistra Energy Corp.[1]	42,301	787,645
Healthcare - Products — 2.85%
Alphatec Holdings, Inc.*,1	57,772	271,528
SeaSpine Holdings Corp.*,1	91,750	960,623
Wright Medical Group NV (Netherlands)*,1,6	58,695	1,744,415
		2,976,566
Healthcare - Services — 1.77%
SI-BONE, Inc.*,1	62,555	997,127
Vapotherm, Inc.*,1	20,809	852,961
		1,850,088
Holding Companies-Diversified — 6.00%
Flying Eagle Acquisition Corp. - A*,1	184,340	2,024,053
Gores Holdings IV, Inc. - A*,1	109,100	1,101,910
Landcadia Holdings II, Inc. - A*,1	56,450	922,958
Longview Acquisition Corp.*,1	88,800	896,880
Professional Holding Corp. - A*,1	22,875	317,505
Sustainable Opportunities Acquisition Corp.*,1	100,200	1,012,020
		6,275,326
Lodging — 2.26%
Caesars Entertainment Corp.*,1	195,039	2,365,823
Pharmaceuticals — 13.35%
AdaptHealth Corp.*,1	115,658	1,862,094
Bioxcel Therapeutics, Inc.*,1	15,903	843,018
Cytokinetics, Inc.*,1	171,126	4,033,440
Ideaya Biosciences, Inc.*,1	84,997	1,207,807
Merus NV (Netherlands)*,1,6	30,638	492,966
MyoKardia, Inc.*,1	32,949	3,183,532

Notes to Financial Statements are an integral part of this Schedule.
7

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Odonate Therapeutics, Inc.*,1	$44,720	$1,893,445
scPharmaceuticals, Inc.*,1	59,940	441,158
		13,957,460
REITS — 2.31%
MGM Growth Properties LLC - A1	56,970	1,550,154
Taubman Centers, Inc.[1]	22,845	862,627
		2,412,781
Retail — 1.13%
Tiffany & Co.[1]	9,682	1,180,623
Savings & Loans — 1.46%
Waterstone Financial, Inc.[1]	102,884	1,525,770
Telecommunications — 1.51%
Consolidated Communications Holdings, Inc.*,1	188,672	1,277,309
HC2 Holdings, Inc.*,1	90,338	301,729
		1,579,038
Total COMMON STOCKS (Cost $37,627,637)		43,923,411
PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) — 1.91%
Healthcare - Services — 1.91%
Invitae Corp. *,^,1,7		1,994,066
CONVERTIBLE PREFERRED STOCKS — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - B*,^	25,000	—
General Motors Corp. Senior Convertible Preferred Escrow - C*,^	162,750	—
		—
MASTER LIMITED PARTNERSHIPS — 0.44%
Trucking & Leasing — 0.44%
Fortress Transportation and Infrastructure Investors LLC[1]	35,650	463,093
PREFERRED STOCKS — 1.88%
Banks — 1.88%
GMAC Capital Trust I 6.18%, (3-Month USD Libor + 579 basis points), 2/15/40[1,4]	87,226	1,968,691
PRIVATE PREFERRED STOCKS — 1.48%
Biotechnology — 1.48%
14ner Oncology, Inc. Private Equity*,^,1	1,550,000	1,550,000
WARRANTS — 0.54%
AdaptHealth Corp.*,1	69,352	337,050
Flying Eagle Acquisition Corp. - A*,1	34,435	103,305
	Shares, Principal Amount, or Number of Contracts	Value
Gores Holdings IV, Inc. - A*,1	25,000	$45,000
Healthcare Merger Corp.*,1	70,000	80,500
X4 Pharmaceuticals, Inc.*,^,1	5,547	3
Total WARRANTS (Cost $121,220)		565,858
SHORT TERM INVESTMENTS — 25.15%
Northern Institutional Treasury Portfolio (Premier Class), 0.10%	26,294,391	26,294,391

TOTAL INVESTMENTS (Cost $89,836,816)	94.58%	$98,904,284
Other Assets In Excess Liabilities	5.42%	5,666,212
Net Assets	100.00%	$104,570,496
INVESTMENT SECURITIES SOLD SHORT—(11.46)%
CORPORATE BONDS — (1.10)%
Advertising — (0.91)%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.00%, 8/15/27[2]	$(1,056,000)	(950,400)
REITS — (0.19)%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.63%, 6/15/25[2]	(210,000)	(205,355)
Total CORPORATE BONDS (Proceeds $1,210,478)		(1,155,755)
COMMON STOCKS — (0.60)%
Agriculture — (0.05)%
Vector Group Ltd.	(5,278)	(53,097)
Diversified Financial Services — (0.07)%
AerCap Holdings NV (Ireland)*,6	(2,277)	(70,132)
Entertainment — (0.39)%
Eldorado Resorts, Inc.*	(10,258)	(410,935)
Telecommunications — (0.09)%
Cincinnati Bell, Inc.*	(6,000)	(89,100)
Total COMMON STOCKS (Proceeds $428,313)		(623,264)
EXCHANGE-TRADED FUNDS — (9.76)%
iShares Nasdaq Biotechnology ETF	(28,860)	(3,944,873)
SPDR S&P Biotech ETF	(47,114)	(5,274,412)
SPDR S&P Regional Banking ETF	(25,691)	(986,278)
Total EXCHANGE-TRADED FUNDS (Proceeds $7,566,319)		(10,205,563)

Notes to Financial Statements are an integral part of this Schedule.
8

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $9,205,110)	(11.46)%	$(11,984,582)

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
[1]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $11,532,846, which represents 11% of Net Assets.
[3]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[4]	Variable rate security. Rates disclosed as of June 30, 2020.
[5]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.
[6]	Foreign security denominated in U.S. dollars and traded in the U.S.
[7]	The entire commitment to purchase 148,368 shares for $2,500,001 was unfunded as of June 30, 2020.
Percentages are stated as a percent of net assets.
Security Type	Percent of Total Net Assets
Convertible Bonds	1.59%
Corporate Bonds	18.35%
Common Stocks	42.00%
Convertible Preferred Stocks	0.00%
Foreign Issuer Bonds	1.24%
Master Limited Partnerships	0.44%
Preferred Stocks	1.88%
Private Investment in Public Equity	4.30%
Private Preferred Stocks	1.48%
Warrants	0.54%
Short Term Investments	25.15%
Total Investments	96.97%
Other Assets less Liabilities	3.03%
Total Net Assets	100.00%
Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.
9

Driehaus Active Income Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Fund), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.
Average Annual Total Returns as of 6/30/20	1 Year	3 Years	5 Years	10 Years
Driehaus Active Income Fund (LCMAX)	(4.50)%	(0.91)%	0.19%	1.25%
FTSE 3-Month T-Bill Index[1]	1.55%	1.72%	1.15%	0.61%
Bloomberg Barclays U.S. Aggregate Bond Index[2]	8.74%	5.32%	4.30%	3.82%

[1]	The FTSE 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The FTSE 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.
10

Driehaus Active Income Fund
Schedule of Investments
June 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 8.55%
Computers — 2.44%
McAfee LLC, Initial Loan 9.50%, (1-Month USD Libor+850 basis points), 9/29/25[1,2]	$2,463,636	$2,446,391
Healthcare - Services — 0.27%
Heartland Dental LLC, Initial Term Loan 3.68%, (1-Month USD Libor+350 basis points), 4/30/25[1,2]	303,244	269,002
Investment Companies — 3.53%
Larchmont Resources LLC, Tranche A Term Loan 8.00%, (3-Month USD Libor+700 basis points), 8/7/20^,1,2	5,884,141	3,530,484
Software — 2.31%
Blackboard Inc., Term B-5 Loan 7.00%, (3-Month USD Libor+500 basis points), 6/30/24[1,2]	2,481,250	2,307,562
Total BANK LOANS (Cost $10,935,586)		8,553,439
CORPORATE BONDS — 58.58%
Agriculture — 1.26%
Vector Group Ltd. 6.13%, 2/1/25[3,4]	1,310,000	1,257,600
Auto Manufacturers — 1.07%
Navistar International Corp. 9.50%, 5/1/25[3]	1,000,000	1,071,550
Banks — 5.91%
JPMorgan Chase & Co. 4.23%, (3-Month USD Libor + 347 basis points), 10/30/20[4,5,6]	2,915,000	2,653,525
USB Realty Corp. 2.37%, (3-Month USD Libor + 115 basis points), 1/15/22[3,5,6]	4,085,000	3,257,787
		5,911,312
Beverages — 1.26%
Cott Holdings, Inc. 5.50%, 4/1/25[3]	1,250,000	1,256,362
Commercial Services — 1.80%
Nielsen Finance LLC / Nielsen Finance Co. 5.00%, 4/15/22[3]	1,809,000	1,802,596
Computers — 2.39%
NCR Corp. 6.38%, 12/15/23[4]	1,000,000	1,016,250
	Shares, Principal Amount, or Number of Contracts	Value
NCR Corp. 8.12%, 4/15/25[3]	$1,300,000	$1,378,000
		2,394,250
Cosmetics/Personal Care — 2.89%
Avon International Operations, Inc. 7.87%, 8/15/22[3,4]	2,886,000	2,890,329
Diversified Financial Services — 1.80%
ILFC E-Capital Trust I 3.02%, 12/21/65[3,6,7]	1,906,000	936,818
ILFC E-Capital Trust I 3.02%, 12/21/65[6,8]	1,750,000	860,143
		1,796,961
Electrical Components & Equipments — 1.03%
Energizer Holdings, Inc. 6.38%, 7/15/26[3]	1,000,000	1,033,960
Entertainment — 2.02%
Lions Gate Capital Holdings LLC 6.38%, 2/1/24[3,4]	2,070,000	2,018,250
Food — 2.04%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 5.75%, 3/15/25	2,000,000	2,043,760
Insurance — 2.99%
Acrisure LLC / Acrisure Finance, Inc. 8.12%, 2/15/24[3,4]	1,318,000	1,370,325
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/25[3]	1,500,000	1,620,000
		2,990,325
Internet — 2.02%
Uber Technologies, Inc. 7.50%, 11/1/23[3]	2,000,000	2,020,000
Investment Companies — 2.88%
Compass Group Diversified Holdings LLC 8.00%, 5/1/26[3]	1,118,000	1,136,928
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	1,851,000	1,740,310
		2,877,238
Iron/Steel — 1.69%
AK Steel Corp. 7.63%, 10/1/21[4]	1,775,000	1,686,251
Media — 4.37%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.38%, 5/1/25[3]	1,000,000	1,025,000
GCI LLC 6.87%, 4/15/25	1,000,000	1,030,000

Notes to Financial Statements are an integral part of this Schedule.
11

Driehaus Active Income Fund
Schedule of Investments
June 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Sirius XM Radio, Inc. 5.37%, 4/15/25[3]	$1,000,000	$1,027,000
Townsquare Media, Inc. 6.50%, 4/1/23[3]	1,500,000	1,290,000
		4,372,000
Mining — 0.26%
Compass Minerals International, Inc. 6.75%, 12/1/27[3]	250,000	262,500
Oil & Gas Services — 2.46%
Archrock Partners LP / Archrock Partners Finance Corp. 6.87%, 4/1/27[3,4]	2,372,000	2,234,424
Archrock Partners LP / Archrock Partners Finance Corp. 6.25%, 4/1/28[3]	250,000	227,500
		2,461,924
Pharmaceuticals — 2.76%
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25%, 8/15/26[3,4]	2,745,000	2,758,725
Telecommunications — 9.70%
Cincinnati Bell, Inc. 7.00%, 7/15/24[3,4]	3,000,000	3,060,000
Consolidated Communications, Inc. 6.50%, 10/1/22[4]	5,451,000	5,013,830
HC2 Holdings, Inc. 11.50%, 12/1/21[3,4]	634,000	603,885
T-Mobile USA, Inc. 3.50%, 4/15/25[3]	500,000	544,195
Zayo Group Holdings, Inc. 4.00%, 3/1/27[3]	250,000	237,890
Zayo Group Holdings, Inc. 6.12%, 3/1/28[3]	250,000	243,125
		9,702,925
Transportation — 3.03%
Cargo Aircraft Management, Inc. 4.75%, 2/1/28[3,4]	2,000,000	1,982,500
XPO Logistics, Inc. 6.25%, 5/1/25[3]	1,000,000	1,047,500
		3,030,000
Trucking & Leasing — 2.95%
Fortress Transportation and Infrastructure Investors LLC 6.75%, 3/15/22[3,4]	3,070,000	2,948,612
Total CORPORATE BONDS (Cost $61,517,430)		58,587,430
	Shares, Principal Amount, or Number of Contracts	Value
FOREIGN ISSUER BONDS — 5.53%
Media — 2.81%
LCPR Senior Secured Financing DAC (Ireland) 6.75%, 10/15/27[3,9]	$2,750,000	$2,805,000
Oil & Gas — 2.72%
Transocean Pontus Ltd. (Cayman Islands) 6.12%, 8/1/25[3,4,9]	3,131,250	2,724,187
Total FOREIGN ISSUER BONDS (Cost $5,920,387)		5,529,187
COMMON STOCKS — 0.36%
Telecommunications — 0.36%
Consolidated Communications Holdings, Inc.*	53,265	360,604
CONVERTIBLE PREFERRED STOCKS — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - B*,^	475,000	0
General Motors Corp. Senior Convertible Preferred Escrow - C*,^	11,790,650	0
		0
PREFERRED STOCKS — 2.12%
Banks — 2.12%
GMAC Capital Trust I 6.18%, (3-Month USD Libor + 579 basis points), 2/15/40[4,6]	93,866	2,118,556
PRIVATE STOCK — 0.12%
Investment Companies — 0.12%
Larchmont Resources LLC^	7,824	117,360
SHORT TERM INVESTMENTS — 22.15%
Northern Institutional Treasury Portfolio (Premier Class), 0.10%	22,150,523	22,150,523

TOTAL INVESTMENTS (Cost $104,193,115)	97.41%	$97,417,099
Other Assets In Excess Liabilities	2.59%	2,593,971
Net Assets	100.00%	$100,011,070
INVESTMENT SECURITIES SOLD SHORT—(3.86)%
CORPORATE BONDS — (2.61)%
Advertising — (1.08)%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.00%, 8/15/27[3]	(1,200,000)	(1,080,000)

Notes to Financial Statements are an integral part of this Schedule.
12

Driehaus Active Income Fund
Schedule of Investments
June 30, 2020 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Packaging & Container — (1.04)%
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/27[3]	$(1,000,000)	$(1,040,000)
Software — (0.49)%
Blackboard, Inc. 10.37%, 11/15/24[3]	(500,000)	(487,500)
Total CORPORATE BONDS (Proceeds $2,623,565)		(2,607,500)
MASTER LIMITED PARTNERSHIPS — (0.17)%
Investment Companies — (0.17)%
Compass Diversified Holdings 0.00%,	(10,000)	(172,400)
COMMON STOCKS — (1.08)%
Agriculture — (0.14)%
Vector Group Ltd.	(14,250)	(143,355)
Computers — (0.10)%
NCR Corp.*	(5,500)	(95,260)
Diversified Financial Services — (0.12)%
AerCap Holdings NV (Ireland)*,9	(3,905)	(120,274)
Entertainment — (0.18)%
Lions Gate Entertainment Corp. - A*	(25,000)	(185,250)
Iron/Steel — (0.07)%
Cleveland-Cliffs, Inc.	(12,000)	(66,240)
Pharmaceuticals — (0.27)%
Herbalife Nutrition Ltd.*	(6,000)	(269,880)
Telecommunications — (0.20)%
Cincinnati Bell, Inc.*	(13,400)	(198,990)
Total COMMON STOCKS (Proceeds $1,095,370)		(1,079,249)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $3,901,853)	(3.86)%	$(3,859,149)

^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at June 30, 2020. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
[2]	Floating rate security. Rates disclosed as of June 30, 2020.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $45,465,048, which represents 45% of Net Assets.
[4]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[5]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[6]	Variable rate security. Rates disclosed as of June 30, 2020.
[7]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.
[8]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 14.5%.
[9]	Foreign security denominated in U.S. dollars and traded in the U.S.
Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.
13

Driehaus Active Income Fund
Schedule of Investments
June 30, 2020 (unaudited)

Security Type	Percent of Total Net Assets
Bank Loans	8.55%
Corporate Bonds	58.58%
Common Stocks	0.36%
Convertible Preferred Stocks	0.00%
Foreign Issuer Bonds	5.53%
Preferred Stocks	2.12%
Private Stock	0.12%
Short Term Investments	22.11%
Total Investments	97.37%
Other Assets less Liabilities	2.63%
Total Net Assets	100.00%
Percentages are stated as a percent of net assets.
FUTURES CONTRACTS
Counterparty	Futures Contracts	Number of Contracts (Short)	Expiration Date	Notional Amount	Value at June 30, 2020	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	E-Mini S&P 500 (United States Dollar)	(14)	September 18, 2020	$(2,163,140)	$(2,154,205)	$8,935
Goldman Sachs	U.S. 5 Year Treasury Note	(15)	September 30, 2020	(1,886,133)	(1,891,601)	(5,468)
Goldman Sachs	U.S. 10 Year Treasury Note	(9)	September 21, 2020	(1,252,547)	(1,256,995)	(4,448)
Goldman Sachs	U.S. Treasury Long Bond	(2)	September 21, 2020	(357,125)	(359,475)	(2,350)
TOTAL FUTURES CONTRACTS				$(5,658,945)	$(5,662,276)	$(3,331)
Notes to Financial Statements are an integral part of this Schedule.
14

Driehaus Mutual Funds
Statements of Assets and Liabilities
June 30, 2020 (unaudited)

	Driehaus Emerging Markets Opportunities Fund	Driehaus Event Driven Fund	Driehaus Active Income Fund
ASSETS:
Investments, at cost	$25,501,281	$63,421,205	$82,042,592
Investments securities, at fair value	$32,289,148	$72,044,035	$75,266,576
Short-term securities, at fair value (cost $1,672,200, $26,294,391 and $22,150,523, respectively)	$1,672,200	$26,294,391	$22,150,523
Warrant securities, at fair value (cost $0, $121,220 and $0, respectively)	—	565,858	—
Foreign currency, at fair value (cost $35,855, $0 and $0, respectively)	35,756	—	—
Unrealized appreciation on forward foreign currency contracts	20,464	—	—
Collateral held at custodian for the benefit of brokers	144,063	14,615,956	5,805,371
Receivable for investment securities sold	579,676	3,707,072	—
Receivable for fund shares sold	—	90,311	71
Receivable for interest and dividends	155,485	398,988	1,185,856
Receivable for variation margin on futures contracts	—	—	2,813
Due from affiliates	13,060	—	—
Prepaid expenses	28,280	48,168	22,178

TOTAL ASSETS	34,938,132	117,764,779	104,433,388

LIABILITIES:
Payable for investment securities sold short, cost	—	9,205,110	3,901,853
Payable for investment securities sold short, at fair value	—	11,984,582	3,859,149
Unrealized depreciation on forward foreign currency contracts	38,920	—	—
Payable for fund shares redeemed	—	312,162	226,039
Payable for investment securities purchased	961,670	742,559	—
Payable to affiliate	24,234	83,573	47,491
Payable for interest and dividends on securities sold short	—	20,653	38,142
Payable for variation margin on futures contracts	—	—	29,750
Accrued shareholder services plan fees	—	—	28,038
Accrued administration and accounting fees	2,865	4,735	15,745
Accrued expenses	36,812	46,019	177,964

TOTAL LIABILITIES	1,064,501	13,194,283	4,422,318

NET ASSETS	$33,873,631	$104,570,496	$100,011,070

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2020:
Paid-in-capital	$27,791,629	$99,392,900	$624,066,292
Total distributable earnings (deficit)	6,082,002	5,177,596	(524,055,222)
NET ASSETS	$33,873,631	$104,570,496	$100,011,070

NET ASSETS	$33,873,631	$104,570,496	$100,011,070
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	2,795,265	8,694,734	11,910,873
NET ASSET VALUE	$12.12	$12.03	$8.40
Notes to Financial Statements are an integral part of this Statement.
15

Driehaus Mutual Funds
Statements of Operations
June 30, 2020 (unaudited)

	Driehaus Emerging Markets Opportunities Fund	Driehaus Event Driven Fund	Driehaus Active Income Fund
INVESTMENT INCOME:
Interest income	$297,251	$1,218,494	$3,773,661
Dividend income	142,276	108,463	180,294

Total investment income	439,527	1,326,957	3,953,955

Expenses:
Investment advisory fees	148,679	411,342	408,283
Shareholder services fees	—	7,847	1,539
Administration fees	33,705	38,290	57,474
Transfer agent fees	16,161	59,891	176,724
Trustees fees	5,467	9,856	43,508
Custody fees	21,325	16,988	11,162
Reports to shareholders	2,885	7,138	20,413
Professional fees	2,477	5,709	20,645
Audit and tax fees	24,238	25,170	23,847
Federal and state registration fees	10,401	10,872	13,833
Chief compliance officer fees	8,305	8,305	8,305
Income on short positions	—	53,466	118,739
Interest expense	—	—	7,753
Miscellaneous	21,032	16,240	43,808
Total expenses	294,675	671,114	956,033
Fees paid indirectly	—	(7,585)	(210)
Fees waived by Adviser	(130,724)	—	—
Net expenses	163,951	663,529	955,823

Net investment income (loss)	275,576	663,428	2,998,132

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Net realized gain (loss) on transactions from:
Investments	(443,762)	(1,020,877)	(7,024,449)
Purchased options contracts	—	—	(2,036)
Securities sold short	—	695,799	405,937
Futures contracts	—	—	(1,148,339)
Swaps contracts	44,544	—	—
Foreign currency	3,055	—	—

Net realized gain (loss) on investment transactions	(396,163)	(325,078)	(7,768,887)

Change in net unrealized appreciation (depreciation) on:
Investments	9,112	5,766,116	(7,275,096)
Purchased options contracts	—	—	28,995
Warrants	—	344,520	—
Securities sold short	—	(304,928)	438,302
Futures contracts	—	—	(124,349)
Swap contracts	(26,132)	—	—
Forward foreign currency contracts	(18,456)	—	—
Foreign currency	(554)	—	—
Foreign currency translations	(2,637)	—	—
Net change in unrealized appreciation (depreciation) on investment transactions	(38,667)	5,805,708	(6,932,148)

Net realized and unrealized gain (loss) on investment transactions	(434,830)	5,480,630	(14,701,035)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(159,254)	$6,144,058	$(11,702,903)

Notes to Financial Statements are an integral part of this Statement.
16

Driehaus Mutual Funds
Statements of Changes in Net Assets

	Driehaus Emerging Markets Opportunities Fund		Driehaus Event Driven Fund
	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$275,576	$947,357	$663,428	$1,448,301
Net realized gain (loss) on investment transactions	(396,163)	333,334	(325,078)	4,699,382
Net change in unrealized appreciation (depreciation) on investment transactions	(38,667)	5,614,238	5,805,708	4,010,666

Net increase (decrease) in net assets resulting from operations	(159,254)	6,894,929	6,144,058	10,158,349

Distributions from distributable earnings to shareholders	—	(443,723)	—	(2,262,269)

Capital share transactions:
Proceeds from shares sold	1,351,498	10,925,869	43,189,813	36,050,717
Reinvested distributions	—	443,412	99,000	2,071,307
Cost of shares redeemed	(6,361,670)	(10,414,503)	(14,317,404)	(28,238,483)
Net increase (decrease) from capital transactions	(5,010,172)	954,778	28,971,409	9,883,541
Total increase (decrease) in net assets	(5,169,426)	7,405,984	35,115,467	17,779,621

NET ASSETS:

Beginning of period	$39,043,057	$31,637,073	$69,455,029	$51,675,408
End of period	$33,873,631	$39,043,057	$104,570,496	$69,455,029

Notes to Financial Statements are an integral part of this Statement.
17

Driehaus Mutual Funds
Statements of Changes in Net Assets

Driehaus Active Income Fund
For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019

$2,998,132	$22,016,763
(7,768,887)	(31,100,746)
(6,932,148)	39,951,481

(11,702,903)	30,867,498

(4,104,061)	(26,303,891)

13,632,043	79,909,192
1,814,657	9,520,893
(139,312,376)	(649,333,198)
(123,865,676)	(559,903,113)
(139,672,640)	(555,339,506)

$239,683,710	$795,023,216
$100,011,070	$239,683,710

Notes to Financial Statements are an integral part of this Statement.
18

Driehaus Emerging Markets Opportunities Fund
Financial Highlights

	For the six month period January 1, 2020 through June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the year ended December 31, 2018	For the period April 10, 2017* through December 31, 2017
Net asset value, beginning of period	$ 11.94	$ 9.93	$ 11.54	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.09	0.29	0.24	0.17
Net realized and unrealized gain (loss) on investments	0.09	1.86	(1.77)	1.94
Total income (loss) from investment operations	0.18	2.15	(1.53)	2.11
LESS DISTRIBUTIONS:
Net investment income	—	(0.14)	—	(0.16)
Net realized gain	—	—	(0.08)	(0.41)
Total distributions	—	(0.14)	(0.08)	(0.57)
Redemption fees added to paid-in capital	0.00[2]	—	—	0.00[2]
Net asset value, end of period	$ 12.12	$ 11.94	$ 9.93	$ 11.54
Total Return	1.51%[3]	21.64%	(13.22)%	21.14%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 33,874	$ 39,043	$ 31,637	$ 43,183
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.78%[4]	1.89%	2.05%	2.04%[4]
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets[5]	0.99%[4,6]	1.23%[6,7]	1.75%[6,7]	1.75%[4]
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets[5]	1.66%[4,6]	2.67%[7]	2.19%[7]	2.12%[4]
Portfolio turnover	75%[3]	155%	169%	99%[3]

*	Fund commenced operations on April 10, 2017.
[1]	Calculated using the average shares outstanding method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective May 1, 2019 the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 0.99% of average daily net assets until April 30, 2022. Prior to May 1, 2019. the annual operating expense limitation was 1.75%.
[6]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).
[7]	The ratio for the fund includes the effect of fees paid indirectly which impacted the ratio by 0.00% for the years 2018 and 2019.
Notes to Financial Statements are an integral part of this Schedule.
19

Driehaus Event Driven Fund
Financial Highlights

	For the six month period January 1, 2020 through June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Net asset value, beginning of period	$ 11.55	$ 9.99	$ 10.79	$ 10.34	$ 9.85	$ 10.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.09	0.26	0.25	0.02	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.39	1.69	(0.69)	0.43	0.59	(0.15)
Total income (loss) from investment operations	0.48	1.95	(0.44)	0.45	0.61	(0.10)
LESS DISTRIBUTIONS:
Net investment income	—	(0.39)	(0.36)	—	(0.09)	(0.06)
Tax return of capital	—	—	—	—	(0.03)	—
Total distributions	—	(0.39)	(0.36)	—	(0.12)	(0.06)
Net asset value, end of period	$ 12.03	$ 11.55	$ 9.99	$ 10.79	$ 10.34	$ 9.85
Total Return	4.16%[2]	19.53%	(4.03)%	4.35%	6.25%	(1.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 104,570	$ 69,455	$ 51,675	$ 165,648	$ 256,482	$ 232,456
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.63%[3]	1.93%	1.90%	1.77%	2.03%	1.86%
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.61%[3,4,5,6]	1.90%[4,5,6]	1.88%[4,5,6]	1.76%[4,5,6]	2.01%[4,5,6]	1.86%
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.61%[3,5,6]	2.33%[5]	2.25%[5]	0.17%[5]	0.19%[5]	0.45%
Portfolio turnover	83%[2]	111%	101%	198%	246%	400%

[1]	Calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio for the fund includes the effect of income on short positions which increased the ratio by 0.43%, 0.59%, 0.31%, 0.31% and 0.30% for the years 2015, 2016, 2017, 2018 and 2019. For the six months ended June 30, 2020, the effect of income on short positions increased the ratio by 0.13%.
[5]	The ratio for the fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.01%, 0.02%, 0.03% and 0.02% for the years 2016, 2017, 2018, 2019 and for the six months ended June 30, 2020.
[6]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).
Notes to Financial Statements are an integral part of this Schedule.
20

Driehaus Active Income Fund
Financial Highlights

	For the six month period January 1, 2020 through June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Net asset value, beginning of period	$ 9.33	$ 9.32	$ 9.86	$ 10.18	$ 9.95	$ 10.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.18	0.43	0.46	0.35	0.32	0.38
Net realized and unrealized gain (loss) on investments	(0.83)	0.11	(0.57)	(0.29)	0.23	(0.49)
Total income (loss) from investment operations	(0.65)	0.54	(0.11)	0.06	0.55	(0.11)
LESS DISTRIBUTIONS:
Net investment income	(0.28)	(0.53)	(0.43)	(0.38)	(0.32)	(0.36)
Total distributions	(0.28)	(0.53)	(0.43)	(0.38)	(0.32)	(0.36)
Net asset value, end of period	$ 8.40	$ 9.33	$ 9.32	$ 9.86	$ 10.18	$ 9.95
Total Return	(6.84)%[2]	5.89%	(1.26)%	0.59%	5.63%	(1.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 100,011	$ 239,684	$ 795,023	$ 1,534,270	$ 2,274,827	$ 2,875,993
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.27%[3]	1.40%	1.10%	1.18%	1.38%	1.05%
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.27%[3,4,5,6]	1.40%[4,5,6]	1.10%[4,5,6]	1.17%[4,5,6]	1.38%[4,5,6]	1.05%
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	4.00%[3,5]	4.55%[5]	4.70%[5]	3.53%[5]	3.20%[5]	3.69%
Portfolio turnover	28%[2]	84%	74%	89%	115%	76%

[1]	Calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio for the fund includes the effect of income on short positions which decreased the ratio by 0.27%, 0.58%, 0.36%, 0.28% and 0.49% for the years 2015, 2016, 2017, 2018 and 2019. For the six months ended June 30, 2020, the effect of income on short positions decreased the ratio by 0.16%.
[5]	The ratio for the fund includes the effect of fees paid indirectly which decreased the ratio by 0.00%, 0.01%, 0.00%, 0.00% and 0.00% for the years 2016, 2017, 2018, 2019 and for the six months ended June 30, 2020.
[6]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).
Notes to Financial Statements are an integral part of this Schedule.
21

Driehaus Mutual Funds
Notes to Financial Statements (unaudited)

A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with nine separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The three series (each a “Fund”, and collectively, the “Funds”) included in this report are as follows:
Fund	Commencement of Operations
Emerging Markets Opportunities Fund*	04/10/17
Event Driven Fund	08/26/13
Active Income Fund	06/01/09

*	Prior to January 29, 2020, the Emerging Markets Opportunities Fund was known as the Driehaus Multi-Asset Growth Economies Fund.
The Active Income Fund seeks to provide current income and capital appreciation.
The Event Driven Fund seeks to provide positive returns over full market cycles.
The Emerging Markets Opportunities Fund seeks to maximize total return.
The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Exchange-traded securities for which no sale was reported are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. Our fair value analysis includes an analysis of the value of any unfunded commitments. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for Emerging Markets Opportunities Fund, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the
22

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

hierarchy described below. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.
Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Emerging Markets Opportunities Fund’s investments as of June 30, 2020:
Assets	Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities
Brazil	$1,471,903	$1,471,903	$—	$—
Canada	360,394	360,394	—	—
Chile	327,152	327,152	—	—
China	10,060,925	1,909,538	8,151,387	—
France	442,808	—	442,808	—
Hong Kong	1,348,703	—	1,348,703	—
India	2,208,529	699,067	1,509,462	—
Indonesia	335,032	—	335,032	—
Mexico	155,568	155,568	—	—
Netherlands	319,721	—	319,721	—
Poland	534,494	—	534,494	—
Russia	1,263,714	372,649	891,065	—
Singapore	367,297	367,297	—	—
Slovenia	193,379	—	193,379	—
South Africa	372,404	—	372,404	—
South Korea	2,487,137	—	2,487,137	—
Sweden	327,385	327,385	—	—
Taiwan	2,853,465	—	2,853,465	—
United Arab Emirates	150,467	—	150,467	—
United States	661,054	661,054	—	—
Short Term Investments	1,672,200	1,672,200	—	—
23

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sovereign Bonds	$6,047,617	$—	$6,047,617	$—
Total	$33,961,348	$8,324,207	$25,637,141	$ —

Other Financial Instruments
Forward Foreign Currency Contracts - Assets	$20,464	$—	$20,464	$—
Forward Foreign Currency Contracts - Liabilities	(38,920)	—	(38,920)	—
Total Other Financial Instruments	$(18,456)	$ —	$(18,456)	$ —
The following is a summary of the inputs used to value the Event Driven Fund’s investments as of June 30, 2020:
Assets	Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Advertising	$274,011	$274,011	$—	$—
Banks	1,125,017	1,125,017	—	—
Biotechnology	7,613,263	7,613,263	—	—
Electric	787,645	787,645	—	—
Healthcare - Products	2,976,566	2,976,566	—	—
Healthcare - Services	1,850,088	1,850,088	—	—
Holding Companies-Diversified	6,275,326	6,275,326	—	—
Lodging	2,365,823	2,365,823	—	—
Pharmaceuticals	13,957,460	13,957,460	—	—
REITS	2,412,781	2,412,781	—	—
Retail	1,180,623	1,180,623	—	—
Savings & Loans	1,525,770	1,525,770	—	—
Telecommunications	1,579,038	1,579,038	—	—
Convertible Bonds	1,662,679	—	1,662,679	—
Convertible Preferred Stocks	0	—	—	0
Corporate Bonds	19,185,382	—	19,185,382	—
Foreign Issuer Bonds	1,296,713	—	1,296,713	—
Master Limited Partnerships	463,093	463,093	—	—
Preferred Stocks	1,968,691	—	1,968,691	—
Private Investment in Public Equity	1,994,066	—	—	1,994,066
Private Preferred Stocks	1,550,000	—	—	1,550,000
Short Term Investments	26,294,391	26,294,391	—	—
Warrants	565,858	565,855	3	—
Total	$98,904,284	$71,246,750	$24,113,468	$3,544,066

Liabilities
Common Stocks Sold Short	$(623,264)	$(623,264)	$—	$—
Corporate Bonds Sold Short	(1,155,755)	—	(1,155,755)	—
24

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Liabilities	TotalValue at June 30, 2020	Level 1Quoted Price	Level 2Significant Observable Inputs	Level 3Significant Unobservable Inputs
Exchange-Traded Funds Sold Short	$(10,205,563)	$(10,205,563)	$—	$—
Total	$(11,984,582)	$(10,828,827)	$(1,155,755)	$ —
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:
Investments, at Value
Balance as of December 31, 2019	$412,500
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	2,129,688
Purchases	1,001,878
Sales	—
Transfers in and/or out of Level 3	0
Balance as of June 30, 2020	$3,544,066
As of June 30, 2020, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, Invitae Corp. private investment in public equity (PIPE), and 14ner Oncology, Inc. private preferred stock, valued in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0. The unfunded commitment in the Invitae Corp. PIPE has been valued at a discount to the last closing share price on June 30, 2020 of Invitae Corp. less the Fund's commitment. A discount is applied to the share price for the risk that such transaction does not close. The 14ner Oncology, Inc. private preferred stock was valued using a market approach as adjusted based upon an assessment of the probability assigned to a successful regulatory outcome. As of June 30, 2020, the Event Driven Fund's investment in X4 Pharmaceuticals, Inc. warrant contracts transferred from Level 3 to Level 2 because the security was valued using a market available bid price. The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of June 30, 2020:
Financial Assets	Fair Value at June 30, 2020	Valuation Technique(s)	Unobservable Inputs	Price/Range
Convertible preferred stocks	$0	Cash available in relation to claim	Estimated recovery	-
Private Investment in Public Equity (PIPES)	$1,994,066	Market approach	Probability of transaction close	98.25%
Private Preferred Stocks	$1,550,000	Market approach	Transaction price	$1
The following is a summary of the inputs used to value the Active Income Fund’s investments as of June 30, 2020:
Assets	Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bank Loans	$8,553,439	$—	$8,553,439	$—
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Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$360,604	$360,604	$—	$—
Convertible Preferred Stocks	0	—	—	0
Corporate Bonds	58,587,430	—	58,587,430	—
Foreign Issuer Bonds	5,529,187	—	5,529,187	—
Preferred Stocks	2,118,556	—	2,118,556	—
Private Stock	117,360	—	—	117,360
Short Term Investments	22,150,523	22,150,523	—	—
Total	$97,417,099	$22,511,127	$74,788,612	$117,360

Liabilities
Common Stocks Sold Short	$(1,079,249)	$(1,079,249)	$—	$—
Corporate Bonds Sold Short	(2,607,500)	—	(2,607,500)	—
Master Limited Partnership Sold Shorts	(172,400)	(172,400)	—	—
Total	$(3,859,149)	$(1,251,649)	$(2,607,500)	$ —

Other Financial Instruments
Futures Contracts - Assets	$8,935	$8,935	$—	$—
Futures Contracts - Liabilities	(12,266)	(12,266)	—	—
Total Other Financial Instruments	$(3,331)	$(3,331)	$ —	$ —
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:
Investments, at Value
Balance as of December 31, 2019	$1,173,600
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(1,056,240)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of June 30, 2020	$117,360
As of June 30, 2020, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock and Larchmont Resources LLC private stock valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0. The common stock investment in Larchmont Resources LLC has been valued using a recovery analysis approach performed by an oil and gas broker and discussions with management and
26

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

other investors. There were no transfers into or out of Level 3 during the period ended June 30, 2020. The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of June 30, 2020:
Financial Assets	Fair Value at June 30, 2020	Valuation Technique(s)	Unobservable Inputs	Price/Range
Convertible preferred stocks	$0	Cash available in relation to claim	Estimated recovery	-
Private Stock	$117,360	Recovery Analysis	N/A	N/A
Securities Sold Short
The Funds are engaged in selling securities short, which obligates them to replace a borrowed security by purchasing it at market price at the time of replacement. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” on the Statements of Assets and Liabilities. Each Fund is obligated to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Funds on the Statements of Operations.
Federal Income Taxes
No provision is made for Federal income taxes since each Fund has elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code") and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.
Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2019, 2018, 2017, and 2016 remain open to Federal and state audit. As of June 30, 2020, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund's financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds' understanding of the tax rules and regulations that exist in the foreign markets in which they invest.
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from United States Generally Accepted Accounting Principles ("U.S. GAAP").
For the year ended December 31, 2019, reclassifications were recorded to distributable earnings (deficit) and paid-in capital for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies ("PFIC"), net operating losses and foreign capital gain taxes paid. Results of operations and net assets were not affected by these reclassifications.
27

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Accumulated capital losses represent net capital loss carryovers that may be available for an unlimited period to offset future realized capital gains and thereby reduce future capital gains distributions. Capital loss carryover retains the character of the original loss. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of December 31, 2019:
	Not Subject to Expiration
Fund	Short-Term	Long-Term
Emerging Markets Opportunities Fund	$702,292	$—
Event Driven Fund	1,364,303	—
Active Income Fund	332,112,366	176,616,975
Distributions to Shareholders
The tax character of distributions paid during the years ended December 31, 2019, and December 31, 2018, were as follows:
Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
Emerging Markets Opportunities Fund	2019	$443,723	$—	$—	$443,723
	2018	233,414	29,970	—	263,384
Event Driven Fund	2019	2,262,269	—	—	2,262,269
	2018	1,805,482	—	—	1,805,482
Active Income Fund	2019	26,303,891	—	—	26,303,891
	2018	61,286,044	—	—	61,286,044
As of December 31, 2019, the components of net assets on a tax basis were as follows:
	Emerging Markets Opportunities Fund	Event Driven Fund	Active Income Fund
Undistributed ordinary income	$255,525	$539,724	$1,277,797
Undistributed long-term capital gain	—	—	—
Accumulated earnings	255,525	539,724	1,277,797
Accumulated capital and other losses	(702,292)	(1,364,303)	(508,729,341)
Unrealized appreciation (depreciation) on currency and foreign currency translations	2,880	—	—
Unrealized appreciation (depreciation) on swap and swaptions contracts	26,132	—	—
Unrealized appreciation (depreciation) on investments, securities, sold short, options and futures contracts	6,659,011	(141,883)	(796,714)
Net assets	$6,241,256	$(966,462)	$(508,248,258)
28

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and PFIC mark-to-market.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of June 30, 2020, were as follows:
Fund	Basis	Gross Appreciation	Gross Depreciation	Net Appreciation/ Depreciation
Emerging Markets Opportunities Fund	$27,293,329	$7,243,973	$(594,410)	$6,649,563
Event Driven Fund	81,255,877	12,426,719	(6,762,894)	5,663,825
Active Income Fund	101,162,463	697,405	(8,305,249)	(7,607,844)
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.
Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.
Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Emerging Markets Opportunities Fund held portfolio hedges as of June 30, 2020, as disclosed in the Schedule of Investments.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnifications
Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Securities Transactions, Income and Commitments
The Trust records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
29

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2020, the Funds had no unfunded senior loan commitments.
With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At June 30, 2020, the Funds had no such outstanding senior loan participation commitments.
The Event Driven Fund may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments the Event Driven Fund provides commitments for future investments. The commitments and unfunded commitments of the Fund at June 30, 2020 are summarized on the Schedule of Investments.
B. INVESTMENTS IN DERIVATIVES
Each Fund uses derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2020, through June 30, 2020, the Active Income Fund primarily utilized: 1) futures to hedge its interest rate and/or commodity risk and manage volatility; and 2) options to hedge downside risk and manage volatility. During the period January 1, 2020, through June 30, 2020, the Event Driven Fund primarily utilized: 1) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities; and 2) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2020, through June 30, 2020, the Emerging Markets Opportunities Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; 2) credit default swaps as alternatives to direct investments to manage exposure to specific sectors/markets/industries and/or credit events and manage volatility; 3) options to both hedge exposure and provide exposure to certain market segments or specific securities; and 4) forward foreign currency contracts to manage currency risk in portfolio holdings. Detail regarding each derivative type is included below.
Swap Contracts
The Funds are subject to credit risk, volatility risk, and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.
Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the
30

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. The Funds held no total return swaps at June 30, 2020.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument. The Funds held no volatility swaps at June 30, 2020.
Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The Funds held no credit default swaps at June 30, 2020.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. The Funds held no swap contracts at June 30, 2020.
Futures Contracts
The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contract against default. As of June 30, 2020, the Active Income Fund had outstanding futures contracts as listed in the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities. The Emerging Markets Opportunities Fund and the Event Driven Fund had no outstanding futures contracts at June 30, 2020.
31

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Options Contracts
The Funds may use options, which include warrants, contracts to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2020, the Event Driven Fund had outstanding warrants as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities. The Emerging Markets Opportunities Fund and the Active Income Fund had no outstanding options at June 30, 2020.
Swaptions
An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Funds had no outstanding swaptions at June 30, 2020.
Forward Foreign Currency Contracts
The Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation on the Statements of Operations. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation) reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
32

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

As of June 30, 2020, the Emerging Markets Opportunities Fund had forward foreign currency contracts as listed in the Schedule of Investments. The Event Driven Fund and Active Income Fund had no outstanding forward foreign currency contracts at June 30, 2020.
Equity Certificates
The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement. The Funds had no outstanding equity certificates at June 30, 2020.
Derivative Investment Holdings Categorized by Risk Exposure
Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instrument by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Emerging Markets Opportunities Fund’s derivative contracts by primary risk exposure as of June 30, 2020:
	Asset derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Currency contracts	Unrealized appreciation on forward foreign currency contracts	$20,464
Total		$20,464

	Liabilities derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Currency contracts	Unrealized depreciation on forward foreign currency contracts	$38,920
Total		$38,920
The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Event Driven Fund’s derivative contracts by primary risk exposure as of June 30, 2020:
	Asset derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	Warrant securities, at fair value	$565,858
Total		$565,858
33

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Active Income Fund’s derivative contracts by primary risk exposure as of June 30, 2020:
	Asset derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	N/A*	$8,935
Total		$8,935

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statements of Assets and Liabilities.

	Liabilities derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Interest rate contracts	N/A*	$12,266
Total		$12,266

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statements of Assets and Liabilities.
The following table sets forth the Emerging Markets Opportunities Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2020, through June 30, 2020:
Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Interest rate contracts	Total
Swap contracts	$44,544	$44,544
Total	$44,544	$44,544
The following table sets forth the Active Income Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2020, through June 30, 2020:
Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$(2,036)	$—	$(2,036)
Futures contracts	(227,730)	(920,610)	(1,148,339)
Total	$(229,766)	$(920,610)	$ (1,150,375)
34

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth Emerging Markets Opportunities Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2020, through June 30, 2020:
Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Currency contracts	Interest rate contracts	Total
Forward foreign currency contracts	$(18,456)	$—	$(18,456)
Swap contracts	—	(26,132)	(26,132)
Total	$(18,456)	$(26,132)	$(44,588)
The gross notional amount and/or the number of contracts for the Emerging Markets Opportunities Fund as of June 30, 2020, are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2020, through June 30, 2020 is set forth in the table below:
Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount/ Number
Swap contracts	gross notional amount	$18,215,035
Forward foreign currency contracts - Long	gross notional amount	$1,221,073
Forward foreign currency contracts - Short	gross notional amount	$1,227,225
The following table sets forth the Event Driven Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2020, through June 30, 2020:
Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Warrant contracts	$344,520	$344,520
Total	$344,520	$344,520
The gross notional amount and/or the number of contracts for the Event Driven Fund as of June 30, 2020, are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2020, through June 30, 2020, is set forth in the table below:
Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount/ Number
Warrant contracts	number of contracts	154,377
35

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Active Income Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2020, through June 30, 2020:
Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$28,995	$—	$28,995
Futures contracts	8,935	(133,284)	(124,349)
Total	$37,930	$(133,284)	$(95,354)
The gross notional amount and/or the number of contracts for the Active Income Fund as of June 30, 2020, are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2020, through June 30, 2020, is set forth in the table below:
Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount/ Number
Purchased options contracts	number of contracts	302
Futures contracts - Short	number of contracts	(87)
Disclosures about Offsetting Assets and Liabilities
The Funds are party to various agreements, including International Swaps and Derivatives Association Agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow each Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of Investment securities at fair value or Collateral held at custodian for the benefit of brokers.
The Funds’ derivative contracts held at June 30, 2020, are not accounted for as hedging instruments under U.S. GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of futures contracts, swap contracts and exchange-traded purchased options is guaranteed by the clearinghouse or exchange the instrument is traded on and is not subject to arrangements with particular counterparties. For that reason, these instruments are excluded from the below disclosure.
36

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Emerging Markets Opportunities Fund as of June 30, 2020:
The following table presents the Emerging Markets Opportunities Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Emerging Markets Opportunities Fund as of June 30, 2020:
Description	Gross Amounts Recognized in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received/ (Pledged)	Net Amount[1]
Unrealized appreciation on forward foreign currency contracts	$20,464	$(20,464)	$—	$—
The following table presents the Emerging Markets Opportunities Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Emerging Markets Opportunities Fund as of June 30, 2020:
Description	Gross Amounts Recognized in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received/ (Pledged)	Net Amount[2]
Unrealized depreciation on forward foreign currency contracts	$(38,920)	$20,464	$—	$(18,456)

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.
C. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES
Richard H. Driehaus is Chairman of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and was Chairman of Driehaus Securities LLC (“DS LLC”), an entity that was registered as a broker-dealer and served as the distributor of the Funds through December 31, 2019. As of June 30, 2020, Richard H. Driehaus held a controlling interest in the Driehaus Emerging Markets Opportunities Fund and substantial, non-controlling interests in certain other Funds.
DCM serves as the Funds’ investment adviser. In return for its services to the Funds, the Funds pay the Adviser an annual management fee on a monthly basis of 0.55%, for the Active Income Fund of average daily net assets and 1.00% for Event Driven Fund of average daily net assets. The Emerging Markets Opportunities Fund pays the Adviser a management fee on a monthly basis of 0.90% of average daily net assets.
DCM entered into a written agreement to cap the Emerging Markets Opportunities Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.99% of average daily net assets until at least April 30, 2022. For this same time period, DCM is entitled to reimbursement for previously waived fees and reimbursed
37

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

expenses to the extent that the Emerging Markets Opportunities Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap. The table below indicates the amount of fees available for recoupment by DCM in future periods:
Year Ended December 31	Emerging Markets Opportunities Fund
2021	$119,889
2022	234,125
2023	130,724
Total	$484,738
The Emerging Markets Opportunities Fund incurred $148,679 for investment advisory fees during the period January 1, 2020, through June 30, 2020, of which $24,234 was payable to DCM at June 30, 2020. The Event Driven Fund incurred $411,342 for investment advisory fees during the period January 1, 2020, through June 30, 2020, of which $83,573 was payable to DCM at June 30, 2020. The Active Income Fund incurred $408,283 for investment advisory fees during the period January 1, 2020, through June 30, 2020, of which $47,491 was payable to DCM at June 30, 2020.
The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2020, these arrangements reduced the expenses of Driehaus Event Driven Fund and Active Income Fund by $7,585 (1.1%) and $210 (0.0%), respectively.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to minimize trading costs, where permissible. For the six months ended June 30, 2020, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:
Fund	Purchases	Sales	Net Realized Gain (Loss)
Event Driven Fund	$1,079,445	$—	$—
Active Income Fund	—	5,350,225	(109,648)
Effective January 1, 2020, the Adviser entered into a Fee Reimbursement Agreement (“Agreement”) with the Active Income Fund and Event Driven Fund. Prior to January 1, 2020, DS LLC was a party to the Agreements instead of the Adviser. Under these Agreements, the Funds reimbursed the Adviser for certain fees paid to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Funds. Currently, the amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. The amounts incurred and payable to the Adviser during the period January 1, 2020, through June 30, 2020, are as follows:
Fund	Shareholder services plan fees	Accrued shareholder services plan fees
Event Driven Fund	$ 7,847	$—
Active Income Fund	1,539	28,038
38

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2020 through June 30, 2020. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.
Prior to June 1, 2020, UMB Fund Services, Inc. (“UMBFS”) served as the Funds’ administrative and accounting agent and transfer agent. Effective June 1, 2020, The Northern Trust Company ("Northern") serves as fund accounting and administration services provider and transfer agent for each Fund. Under the terms of the Fund Administration and Accounting Services Agreement, Northern is entitled to receive fees, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.0175% and 0.045% of average daily net assets. For its services as Transfer Agent, Northern receives a fee, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.002% and 0.0175% of average daily net assets of each Fund.
D. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding swaps, options, futures, forwards, short-term securities and U.S. government obligations) for the period January 1, 2020, through June 30, 2020, were as follows:
Fund	Purchases	Sales
Emerging Markets Opportunities Fund	$23,421,552	$26,588,352
Event Driven Fund	67,361,544	59,344,721
Active Income Fund	34,809,590	127,828,983
The Funds had no purchases and sales of U.S. government obligations for the period January 1, 2020 through June 30, 2020.
E. CAPITAL SHARE TRANSACTIONS
For the six-month period ended June 30, 2020, and the year ended December 31, 2019, transactions in capital shares (authorized shares unlimited) were as follows:
	Emerging Markets Opportunities Fund		Event Driven Fund		Active Income Fund
	2020	2019	2020	2019	2020	2019
Fund
Shares issued	113,473	920,608	3,933,357	3,126,556	1,556,173	8,508,587
Shares reinvested	—	37,514	8,594	181,217	223,196	1,024,936
Shares redeemed	(587,224)	(873,645)	(1,261,624)	(2,468,451)	(15,566,993)	(69,173,948)
Net increase (decrease)	(473,751)	84,477	2,680,327	839,322	(13,787,624)	(59,640,425)
F. RESTRICTED SECURITIES
Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be resold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2020, the Funds held restricted securities as denoted on the Schedule of Investments.
G. LINE OF CREDIT
The Funds, together with the other funds in the Trust, obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder redemptions subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst all funds that have access to the line. The Funds did not borrow under the line of credit during the period ended June 30, 2020, and thus had no outstanding balances as of that date.
39

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

H. REDEMPTION FEES
The Emerging Markets Opportunities Fund may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.
I. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.
40

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2020.
Actual Expenses
The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Emerging Markets Opportunities Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020*
Actual	$1,000.00	$1,015.10	$4.96
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.94	$4.97

Event Driven Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020*
Actual	$1,000.00	$1,041.60	$7.51
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,017.50	$7.42

41

Fund Expense Examples (unaudited) — (Continued)

Active Income Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020*
Actual	$1,000.00	$931.60	$5.33
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.34	$5.57
*    Expenses are equal to the Funds’ annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366 to reflect the half-year period. These amounts exclude the reduction in expenses for fees paid indirectly and may differ from the Fund’s annualized ratio shown in the Financial Highlights.

Emerging Markets Opportunities Fund	0.99%
Event Driven Fund	1.48%
Active Income Fund	1.11%

42

Board Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Adviser has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the period ended June 30, 2020, The Adviser provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported the Adviser’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.
43

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	September 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	September 2, 2020

By (Signature and Title)*	/s/ Robert M. Kurinsky
Robert M. Kurinsky, Vice President and Treasurer
(principal financial officer)

Date	September 2, 2020

*	Print the name and title of each signing officer under his or her signature.